AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION DECEMBER 6, 1996.

                                                              File Nos. 2-10661/
                                                                          811-98

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]

   Pre-Effective Amendment No.                             [_]

   Post-Effective Amendment No. 94                         [X]

                                 and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]

   Amendment No. 31                                        [X]


                      KEYSTONE GROWTH AND INCOME FUND (S-1)
               (Exact name of Registrant as specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
              (Address of Principal Executive Offices) (Zip Code)

              Registrant's Telephone Number, including Area Code:
                                 (617) 338-3200

              Rosemary D. Van Antwerp, Esq., 200 Berkeley Street,
                        Boston, Massachusetts 02116-5034
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on December 10, 1996 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.


     The Registrant has filed a Declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice for Registrant's last fiscal year was filed on October 30, 1996.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                             Proposed     Proposed
Title of                     Maximum      Maximum
Securities     Amount        Offering     Aggregate  Amount of
Being          Being         Price Per    Offering   Registration
Registered     Registered    Unit*        Price**    Fee
-----------------------------------------------------------------
Shares of
$1.00 Par      2,522,879      $25.50      $329,996  $100
Value
-----------------------------------------------------------------

* Computed under Rule 457(d) on the basis of the offering price per share at the close of business on November 26, 1996.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2 under the Investment Company Act of 1940. 2,509,938 shares of the Fund were redeemed during its fiscal year ended August 31, 1996. Of such shares, none were used for a reduction pursuant to Rule 24f-2 during the current year.

                     KEYSTONE GROWTH AND INCOME FUND (S-1)

                                  CONTENTS OF
                        POST-EFFECTIVE AMENDMENT NO. 94
                                       to
                             REGISTRATION STATEMENT

This Post-Effective Amendment No. 94 to Registrant's Registration Statement No. 2-10661/811-98 consists of the following pages, items of information, and documents:

                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A

                                   Prospectus

                                     PART B

                      Statement of Additional Information

                                     PART C

               PART C - OTHER INFORMATION - ITEMS 24(a) and 24(b)

                              Financial Statements

                          Independent Auditors' Report

                              Listing of Exhibits

         PART C - OTHER INFORMATION - ITEMS 25-32 - and SIGNATURE PAGES

                        Number of Holders of Securities

                                Indemnification

              Business and Other Connections of Investment Advisers

                             Principal Underwriter

                        Location of Accounts and Records

                               Management Services

                                  Undertakings

                                   Signatures

                    Exhibits (including Powers of Attorney)

                     KEYSTONE GROWTH AND INCOME FUND (S-1)

Cross-Reference Sheet pursuant to Rule 404 and 495 under the Securities Act of 1933.


Items in
Part A of
Form N-1A           Prospectus Caption
---------           ------------------

    1               Cover Page

    2               Fee Table

    3               Financial Highlights

    4               Cover Page
                    The Fund
                    Investment Objective and Policies
                    Investment Restrictions
                    Additional Investment Restrictions

    5               Fund Management and Expenses
                    Additional Information

    5A              Not applicable

    6               The Fund
                    Dividends and Taxes
                    Fund Shares
                    Shareholder Services


    7               How to Buy Shares
                    Distribution Plan
                    Shareholder Services
                    Pricing Shares

    8               How to Redeem Shares

    9               Not applicable


Items in
Part B of
Form N-1A           Statement of Additional Information Caption
---------           -------------------------------------------

    10              Cover Page

    11              Table of Contents

    12              Not applicable

    13              The Fund
                    Investment Objective and Policies
                    Investment Restrictions
                    Brokerage
                    Appendix

    14              Trustees and Officers
                    The Trust Agreement

    15              Additional Information

    16              Distribution Plan
                    Investment Manager and Investment Adviser
                    Principal Underwriter
                    Expenses
                    Additional Information

    17              Brokerage

    18              The Trust Agreement

    19              Valuation of Securities
                    Distribution Plan
                    Sales Charges

    20              Distributions and Taxes

    21              Principal Underwriter

    22              Standardized Total Return and Yield
                      Quotations

    23              Financial Statements

                     KEYSTONE GROWTH AND INCOME FUND (S-1)


                                     PART A


                                   PROSPECTUS

------------------------------------------------------------------------------
PROSPECTUS                                                   DECEMBER 10, 1996
------------------------------------------------------------------------------


                    KEYSTONE GROWTH AND INCOME FUND (S-1)
            200 BERKELEY STREET, BOSTON, MASSACHUSETTS 02116-5034
                        CALL TOLL FREE 1-800-343-2898


  Keystone Growth and Income Fund (S-1) (the "Fund") is a mutual fund whose goal is the best possible growth of capital and long-term growth of income.

  Under normal circumstances, the Fund invests principally in common stocks of generally accepted investment quality selected primarily from or similar to those found in the Standard & Poor's 500 Index, usually with established records of dividend payments. The Fund may purchase, however, securities that are not currently paying dividends, but show potential capital growth or future income.

  Your purchase payment is fully invested. There is no sales charge when you buy the Fund's shares. The Fund may impose a deferred sales charge, which declines from 4% to 1%, if you redeem your shares within four calendar years of purchase.

  The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") under which it bears some of the costs of selling its shares to the public.

  This prospectus sets forth concisely the information about the Fund that you should know before investing. Please read it and retain it for future reference.

  Additional information about the Fund is contained in a statement of additional information dated December 10, 1996, which has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. For a free copy, or for other information about the Fund, write to the address or call the telephone number listed above.

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


----------------------------------------------------------------------------------------------------------------
                                                 TABLE OF CONTENTS
----------------------------------------------------------------------------------------------------------------
                                                    Page                                                   Page

Fee Table ..........................................   2   How to Buy Shares ..............................  10
Financial Highlights ...............................   3   Distribution Plan ..............................  11
The Fund ...........................................   4   How to Redeem Shares ...........................  12
Investment Objective and Policies ..................   4   Shareholder Services ...........................  14
Investment Restrictions ............................   5   Performance Data ...............................  15
Risk Factors .......................................   6   Fund Shares ....................................  15
Pricing Shares .....................................   6   Additional Information .........................  16
Dividends and Taxes ................................   7   Additional Investment Information .............. (i)
Fund Management and Expenses .......................   7
----------------------------------------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                                  FEE TABLE
                    KEYSTONE GROWTH AND INCOME FUND (S-1)

  The purpose of this fee table is to assist investors in understanding the costs and expenses that an investor in the Fund will bear directly or indirectly. For more complete descriptions of the various costs and expenses, see the following sections of this prospectus: "Fund Management and Expenses"; "How to Buy Shares"; "Distribution Plan"; and "Shareholder Services."


SHAREHOLDER TRANSACTION EXPENSES
      Contingent Deferred Sales Load(1) ....................       4.00%
        (as a percentage of the lesser of original purchase
        price or redemption proceeds, as applicable)
      Exchange Fee(2) ......................................     $10.00
        (per exchange)

ANNUAL FUND OPERATING EXPENSES(3)
  (as a percentage of average net assets)
      Management Fee .......................................       0.67%
      12b-1 Fees(4) ........................................       0.78%
      Other Expenses .......................................       0.40%
                                                                   ----
      Total Fund Operating Expenses ........................       1.85%
                                                                   ====

EXAMPLE(5)                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                            ------  -------  -------  --------
You would pay the following expenses on a
  $1,000 investment, assuming (1) 5%
  annual return and (2) redemption at the
  end of each period .....................   $59      $78     $100      $217
You would pay the following expenses on
  the same investment, assuming no
  redemption .............................   $19      $58     $100      $217

AMOUNTS SHOWN IN THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

----------
(1) The deferred sales load declines from 4% to 1% of amounts redeemed within four calendar years after purchase. No deferred sales load is imposed thereafter.

(2) There is no fee for exchange orders received by the Fund directly from a shareholder over the Keystone Automated Response Line ("KARL"). (For a description of KARL, see "Shareholder Services.")

(3) Expense ratios are for the Fund's fiscal year ended August 31, 1996. Total Fund Operating Expenses include indirectly paid expenses.

(4) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules adopted by the National Association of Securities Dealers, Inc. ("NASD").


(5) The Securities and Exchange Commission requires use of a 5% annual return figure for purposes of this example. Actual return for the Fund may be greater or less than 5%.

                             FINANCIAL HIGHLIGHTS
                    KEYSTONE GROWTH AND INCOME FUND (S-1)
                (For a share outstanding throughout each year)

  The following table contains important financial information relating to the Fund and has been audited by KPMG Peat Marwick LLP, the Fund's independent auditors. The table appears in the Fund's Annual Report and should be read in conjunction with the Fund's financial statements and related notes, which also appear, together with the independent auditors' report, in the Fund's Annual Report. The Fund's financial statements, related notes, and independent auditors' report are incorporated by reference into the statement of additional information. Additional information about the Fund's performance is contained in its Annual Report, which will be made available upon request and without charge.

                                                                     YEAR ENDED AUGUST 31,
                                ------------------------------------------------------------------------------------------------
                                 1996      1995      1994      1993      1992      1991      1990      1989      1988      1987
                                 ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
NET ASSET VALUE
 BEGINNING OF YEAR .....        $22.98    $23.21    $25.42    $23.17    $25.12    $22.97    $24.82    $18.93    $27.23    $25.49
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..          0.12      0.25      0.16      0.11      0.15      0.19      0.22      0.32      0.46      0.18
Net gain (loss) on
 investments and foreign
 currency related
 transactions ..........          3.69      2.66     (0.35)     3.11     (0.11)     4.72     (1.29)     6.16     (6.77)     6.50
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Total from investment
 operations ............          3.81      2.91     (0.19)     3.22      0.04      4.91     (1.07)     6.48     (6.31)     6.68
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
LESS DISTRIBUTIONS FROM:
Net investment income ..         (0.54)    (0.25)    (0.23)    (0.11)    (0.15)    (0.26)    (0.65)    (0.59)    (0.46)    (0.42)
In excess of net
 investment income .....         (0.22)    (0.11)    (0.05)    (0.17)    (0.17)    (0.25)    (0.09)      -0-       -0-       -0-
Net realized gain on
 investments ...........         (0.98)    (2.78)    (1.74)    (0.69)    (1.67)    (2.25)    (0.04)      -0-     (1.53)    (4.52)
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Total distributions ....         (1.74)    (3.14)    (2.02)    (0.97)    (1.99)    (2.76)    (0.78)    (0.59)    (1.99)    (4.94)
                                ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
NET ASSET VALUE END OF
 YEAR ..................        $25.05    $22.98    $23.21    $25.42    $23.17    $25.12    $22.97    $24.82    $18.93    $27.23
                                ======    ======    ======    ======    ======    ======    ======    ======    ======    ======
TOTAL RETURN (A) .......        17.31%    13.87%    (0.72%)   14.31%     0.38%    24.82%    (4.56%)   34.99%   (24.55%)   34.80%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses .......         1.85%(b)  1.75%     2.07%     2.28%     2.08%     2.33%     2.35%     2.05%     1.77%     2.21%
  Net investment income          0.52%     1.09%     0.67%     0.47%     0.61%     0.93%     1.36%     2.16%     2.28%     0.88%
Portfolio turnover rate           139%      115%       73%       96%       95%       64%       47%       44%       82%       71%
Average commission rate
 paid ..................       $0.0635       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A       N/A
NET ASSETS END OF YEAR
 (THOUSANDS) ...........      $224,819  $199,456  $208,532  $234,688  $204,004  $176,985  $154,124  $187,696  $195,375  $261,804

(a) Excluding applicable sales charges.
(b) The ratio of total expenses to average net assets includes indirectly paid expenses for the year ended August 31, 1996.
    Excluding indirectly paid expenses the expense ratio would have been 1.84%.


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THE FUND
------------------------------------------------------------------------------

  The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund was created under Pennsylvania law as a common law trust and has been offering its shares continuously since September 11, 1935. The Fund is one of approximately twenty funds managed by Keystone Management, Inc. ("Keystone Management"), the Fund's investment manager, and is one of more than thirty funds managed or advised by Keystone Investment Management Company ("Keystone"), the Fund's investment adviser. Keystone and Keystone Management are, from time to time, also collectively referred to as "Keystone."

------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICIES
------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
  The Fund's investment objective is to provide shareholders with the best possible growth of capital and long-term growth of income.

  The Fund's objective is fundamental and cannot be changed without the approval of a majority of the Fund's outstanding shares (as defined in the 1940 Act, which means the lesser of (1) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (2) more than 50% of the outstanding shares).

  Any investment involves risk, and there is no assurance that the Fund will achieve its investment objective.

PRINCIPAL INVESTMENTS
  Under normal circumstances, the Fund will invest principally in common stocks of generally accepted investment quality selected primarily from or similar to those found in the Standard & Poor's 500 Index ("S&P 500"), usually with established records of dividend payments. However, the Fund may purchase securities that are not currently paying dividends, but show potential capital growth or future income.

  In addition, the Fund will invest in quality companies with medium market capitalizations that are smaller than those of companies typically found in the S&P 500. For this purpose, companies with medium capitalizations are generally those whose market capitalization falls within the capitalization range of the Standard & Poor's MidCap 400 Index ("S&P MidCap 400") at the time of the Fund's investment. As of October 31, 1996, the S&P MidCap 400 includes companies with an average market capitalization of approximately $1.7 billion.

  In pursuing its objective, the Fund may invest up to 25% of its assets in foreign securities issued by issuers located in developed countries as well as emerging market countries. For this purpose, countries with emerging markets are generally those where the per capita income is in the low to middle ranges, as determined, from time to time, by the International Bank for Reconstruction and Development.


  The Fund may also invest in other types of securities, including other common stocks, debt securities convertible into common stocks or having common stock characteristics, and rights and warrants to purchase common stocks. In addition to its other investment options, the Fund may invest in limited partnerships, including master limited partnerships.


OTHER ELIGIBLE INVESTMENTS
  When market conditions warrant, the Fund may invest up to 100% of its assets for temporary or defensive purposes in money market instruments. Such instruments, which must mature within one year of their purchase, include United States ("U.S.") government securities; instruments, including certificates of deposit, demand and time deposits and bankers' acceptances, of banks that are members of the Federal Deposit Insurance Corporation and have at least $1 billion in assets as of the date of their most recently published financial statements, including U.S. branches of foreign banks and foreign branches of U.S. banks; and prime commercial paper, including master demand notes. When the Fund invests for defensive purposes it seeks to limit the loss of principal and is not pursuing its investment objective.

  The Fund may enter into repurchase and reverse repurchase agreements, purchase and sell securities and currencies on a when issued and delayed delivery basis and purchase or sell securities on a forward commitment basis, lend portfolio securities, write covered call and put options and purchase call and put options to close out existing positions. The Fund may also enter into currency and other financial futures contracts and related options transactions for hedging purposes and not for speculation. The Fund may employ new investment techniques with respect to options or futures contracts and related options.

ILLIQUID AND RESTRICTED SECURITIES
  The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, any securities that may not be sold or disposed of in the ordinary course of business, within seven days, at approximately the value at which the Fund has valued such securities on its books and (2) limiting its holdings of such securities to 15% of net assets.


  The Fund may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resales by large institutional investors of securities not publicly traded in the U.S. The Fund may purchase Rule 144A securities when such securities present an attractive investment opportunity and otherwise meet the Fund's selection criteria. The Board of Trustees has adopted guidelines and procedures pursuant to which Keystone determines the liquidity of the Fund's Rule 144A securities. The Board monitors Keystone's implementation of such guidelines and procedures.

  At the present time, the Fund cannot accurately predict exactly how the market for Rule 144A securities will develop. A Rule 144A security that was readily marketable upon purchase may subsequently become illiquid. In such an event, the Board of Trustees will consider what action, if any, is appropriate.


  For further information about the types of investments and investment techniques available to the Fund and the associated risks, see the "Risk Factors" and "Additional Investment Information" sections of this prospectus and the statement of additional information.

------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS
------------------------------------------------------------------------------

  The Fund has adopted the fundamental restrictions summarized below, which may not be changed without the approval of a 1940 Act majority of the Fund's outstanding shares. These restrictions and certain other fundamental and nonfundamental restrictions are set forth in the statement of additional information.

  The Fund may not do the following: (1) invest more than 5% of its total assets in the securities of any one issuer (other than U.S. government securities) except that up to 25% of its total assets may be invested without regard to this limit; (2) invest in more than 10% of the outstanding voting securities of any one issuer (other than U.S. government securities) except that up to 25% of the Fund's total assets may be invested without regard to this limit; and (3) borrow money, except that the Fund may (a) borrow money from banks for temporary or emergency purposes in aggregate amounts up to 10% of the value of the Fund's net assets (computed at cost) or (b) enter into reverse repurchase agreements. (Bank borrowings and reverse repurchase agreements, in the aggregate, shall not exceed 10% of the value of the Fund's net assets.)


  In addition, the Fund may, notwithstanding any other investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund. The Fund does not currently intend to implement this policy and would do so only if the Trustees were to determine such action to be in the best interest of the Fund and its shareholders. In the event of such implementation, the Fund will comply with such requirements as to written notice to shareholders as are then in effect.

------------------------------------------------------------------------------
RISK FACTORS
------------------------------------------------------------------------------


  Like any investment, your investment in the Fund involves an element of risk. Before you buy shares of the Fund, you should carefully evaluate your ability to assume the risks your investment in the Fund poses. YOU CAN LOSE MONEY BY INVESTING IN THE FUND. YOUR INVESTMENT IS NOT GUARANTEED. A DECREASE IN THE VALUE OF THE FUND'S PORTFOLIO SECURITIES CAN RESULT IN A DECREASE IN THE VALUE OF YOUR INVESTMENT.

  Certain significant risks related to the Fund are discussed below. In addition to the risks discussed in this section, specific risks attendant to individual securities or investment practices are discussed in "Additional Investment Information" and the statement of additional information.

FUND RISKS
  The Fund, which normally invests principally in common stocks of generally accepted investment quality from the large cap arena and to a lesser degree the mid-cap arena, does not, by itself, constitute a balanced investment plan. Investors may wish to consult their financial advisors when considering what portion of their total assets to invest in such common stocks.

  Investing in companies with large market capitalizations carries less risk than investing in small capitalization stocks because they may have broader product lines, markets or financial resources. However, investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. Such stocks tend to involve less risk than stocks of small capitalization companies.

  The value of the Fund's portfolio securities will fluctuate with changing market conditions and generally in relation to the yield (value) of stocks in the S&P 500. The Fund makes most sense for those investors who can afford to maintain their investment over a relatively long period of time despite changes in the stock market, and who are seeking a fund which is growth oriented and has the potential for returns but also involves risk.

  Should the Fund need to raise cash to meet a large number of redemptions, it might have to sell portfolio securities at a time when it would be disadvantageous to do so.

------------------------------------------------------------------------------
PRICING SHARES
------------------------------------------------------------------------------

  The net asset value of a Fund share is computed each day on which the New York Stock Exchange (the "Exchange") is open as of the close of trading on the Exchange (currently 4:00 p.m. eastern time for the purpose of pricing Fund shares) except on days when changes in the value of the Fund's securities do not affect the current net asset value of its shares. The Exchange is currently closed on weekends, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share is arrived at by determining the value of all of the Fund's assets, subtracting all liabilities and dividing the result by the number of shares outstanding.

  Current values for the Fund's portfolio securities are determined as follows:

  (1) Securities traded on an established exchange are valued on the basis of the last sales price;

  (2) Securities traded in the over-the-counter market, for which complete quotations are available, are valued at the mean of the bid and the asked prices;

  (3) Short-term investments with initial or remaining maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market value;

  (4) Short-term investments with greater than sixty days to maturity are valued at current market value; and

  (5) All other investments are valued at market value or, where market quotations are not readily available, at fair value as determined in good faith by the Fund's Board of Trustees.

------------------------------------------------------------------------------
DIVIDENDS AND TAXES
------------------------------------------------------------------------------

  The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code (the "Code"). The Fund qualifies if, among other things, it distributes to its shareholders at least 90% of its net investment income for its fiscal year. The Fund also intends to make timely distributions, if necessary, sufficient in amount to avoid the nondeductible 4% excise tax imposed on a regulated investment company when it fails to distribute, with respect to each calendar year, at least 98% of its ordinary income for such calendar year and 98% of its net capital gains for the one-year period ending on October 31 of such calendar year.

  If the Fund qualifies and if it distributes all of its net investment income and net capital gains, if any, to shareholders, it will be relieved of any federal income tax liability.

  The Fund will make distributions from its net income by the 4th business day of January, April, July and October each year, and net capital gains, if any, at least annually.

  Distributions are payable in shares of the Fund or, at the shareholder's option (which must be exercised before the record date for the distribution), in cash. Fund distributions in the form of additional shares are made at net asset value without the imposition of a sales charge.

  Dividends and distributions are taxable whether they are received in cash or in shares. Income dividends and net short-term gains distributions are taxable as ordinary income. Net long-term gains dividends are taxable as capital gains regardless of how long the Fund's shares are held. If Fund shares held for less than six months are sold at a loss, however, such loss will be treated for tax purposes as a long-term capital loss to the extent of any long-term capital gains dividends received. Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared. Dividends and distributions may also be subject to state and local taxes.

  The Fund advises its shareholders annually as to the federal tax status of all distributions made during the year.

------------------------------------------------------------------------------
FUND MANAGEMENT AND EXPENSES
------------------------------------------------------------------------------

FUND MANAGEMENT
  Subject to the general supervision of the Fund's Board of Trustees, Keystone Management, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, is responsible for the overall management of the Fund's business and affairs.


INVESTMENT MANAGER
  Keystone Management, organized in 1989, is a wholly-owned subsidiary of Keystone. Its directors and principal executive officers have been affiliated with Keystone, a seasoned investment adviser, for a number of years. Keystone Management also serves as investment manager to each of the other funds in the Keystone Fund Family and certain other funds in the Keystone Investments Family of Funds.


  Pursuant to its Investment Management Agreement with the Fund (the "Management Agreement"), Keystone Management has delegated its investment management functions, except for certain administrative and management services, to Keystone and has entered into an Investment Advisory Agreement with Keystone (the "Advisory Agreement") under which Keystone provides investment advisory and management services to the Fund. Services performed by Keystone Management include (1) performing research and planning with respect to (a) the Fund's qualification as a regulated investment company under Subchapter M of the Code,
(b) tax treatment of the Fund's portfolio investments, (c) tax treatment of special corporate actions (such as reorganizations), (d) state tax matters affecting the Fund, and (e) the Fund's distributions of income and capital gains; (2) preparing the Fund's federal and state tax returns; and (3) providing services to the Fund's shareholders in connection with federal and state taxation and distributions of income and capital gains.

  The Fund pays Keystone Management a fee for its services at the annual rate set forth below:

                                                     AGGREGATE NET ASSET VALUE
MANAGEMENT                                                       OF THE SHARES
FEE                                                                OF THE FUND
0.70% of the first                                        $  100,000,000, plus
0.65% of the next                                         $  100,000,000, plus
0.60% of the next                                         $  100,000,000, plus
0.55% of the next                                         $  100,000,000, plus
0.50% of the next                                         $  100,000,000, plus
0.45% of the next                                         $  500,000,000, plus
0.40% of the next                                         $  500,000,000, plus
0.35% of amounts over                                     $1,500,000,000;

computed as of the close of business each business day and payable daily.

INVESTMENT ADVISER
  Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of Keystone Investments, Inc. ("Keystone Investments"). Both Keystone and Keystone Investments are located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  Keystone Investments is a private corporation predominantly owned by current and former members of management and certain employees of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey, Ralph J. Spuehler, Jr. and Rosemary D. Van Antwerp. Keystone Investments provides accounting, bookkeeping, legal, personnel and general corporate services to Keystone Management, Keystone, their affiliates and the Keystone Investments Family of Funds.

  Pursuant to the Advisory Agreement, Keystone receives for its services an annual fee equal to 85% of the management fee received by Keystone Management under the Management Agreement.

  During the fiscal year ended August 31, 1996, the Fund paid or accrued to Keystone Management investment management and administrative services fees of $1,492,757, which represented 0.67% of the Fund's average daily net assets. Of such amount paid to Keystone Management, $1,268,843 was paid to Keystone for its services to the Fund.

  Keystone Investments has recently entered into an Agreement and Plan of Acquisition and Merger with First Union Corporation ("First Union"), pursuant to which Keystone Investments is to be merged with and into a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB-NC") (the "Merger"). The surviving corporation will assume the name "Keystone Investments, Inc." Subject to a number of conditions being met, it is currently anticipated that the Merger will take place on or around December 11, 1996. Thereafter, Keystone Investments, Inc. would be a subsidiary of FUNB-NC.

  If consummated, the proposed Merger will be deemed to cause an assignment, within the meaning of the 1940 Act, of the Advisory Agreement and the Management Agreement. Consequently, the completion of the transaction is contingent upon, among other things, the approval of the Fund's shareholders of a new investment advisory and management agreement between the Fund and Keystone (the "New Advisory Agreement"). The Fund's Trustees have approved the terms of the New Advisory Agreement, subject to the approval of shareholders and the completion of the Merger, and have called a special meeting of shareholders to obtain their approval of, among other things, the New Advisory Agreement. The meeting is expected to be held in December 1996. The proposed New Advisory Agreement has terms, including the fees payable thereunder, that are substantively identical to those in the current agreements.

  In addition to an assignment of the Fund's Management Agreement and Advisory Agreement, the Merger, if consummated, will also be deemed to cause an assignment, as defined by the 1940 Act, of the Principal Underwriting Agreement between the Fund and the Fund's principal underwriter, Keystone Investment Distributors Company (the "Principal Underwriter"). As a result, the Fund's Trustees have approved the following agreements, subject to the Merger's completion: (i) a principal underwriting agreement between Evergreen Funds Distributor, Inc. ("EFD") and the Fund; (ii) a marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a subadministration agreement between Keystone and Furman Selz LLC with respect to the Fund. EFD is a wholly-owned subsidiary of Furman Selz LLC. It is currently anticipated that on or about January 2, 1997, Furman Selz LLC will transfer EFD, and Furman Selz's related services, to BISYS Group, Inc. ("BISYS") (the "Transfer"). The Fund's Trustees have also approved, subject to completion of the Transfer, (i) a new principal underwriting agreement between EFD and the Fund; (ii) a new marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a new subadministration agreement between Keystone and BISYS with respect to the Fund. The terms of such agreements will be substantively identical to the terms of the agreements to be executed upon completion of the Merger.


  The Fund has adopted a Code of Ethics incorporating policies on personal securities trading as recommended by the Investment Company Institute.


PORTFOLIO MANAGER
  Judith A. Warners has been the Fund's Portfolio Manager since January 1995. Ms. Warners is currently a Keystone Vice President and has been an equity investment professional with Keystone since 1988.

FUND EXPENSES
  The Fund will pay all of its expenses. In addition to the investment advisory and management fees discussed above, the principal expenses that the Fund is expected to pay include, but are not limited to, expenses of its transfer agent, its custodian and its independent auditors; expenses under its Distribution Plan; fees of its Independent Trustees (Trustees who are not interested persons (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Fund's Distribution Plan or any agreement related thereto); expenses of shareholders' and Trustees' meetings; fees payable to government agencies, including registration and qualification fees of the Fund and its shares under federal and state securities laws; expenses of preparing, printing and mailing Fund prospectuses, notices, reports, and proxy material; and certain extraordinary expenses. In addition to such expenses, the Fund pays its brokerage commissions, interest charges, and taxes. For the fiscal year ended August 31, 1996, the Fund paid 1.85% of its average net assets in expenses, including indirectly paid expenses.

  During the fiscal year ended August 31, 1996, the Fund paid or accrued $15,735 to Keystone Investments for certain accounting services and $611,194 to Keystone Investor Resource Center, Inc. ("KIRC") for services rendered as the Fund's transfer and dividend disbursing agent. KIRC, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

SECURITIES TRANSACTIONS
  Under policies established by the Board of Trustees, Keystone selects broker-dealers to execute transactions subject to the receipt of best execution. When selecting broker-dealers to execute portfolio transactions for the Fund, Keystone may consider the number of shares of the Fund sold by such broker-dealers. In addition, broker-dealers executing portfolio transactions may, from time to time, be affiliated with the Fund, Keystone Management, Keystone, the Fund's principal underwriter, or their affiliates.


  The Fund may pay higher commissions to broker-dealers that provide research services. Keystone may use these services in advising the Fund as well as in advising its other clients.


PORTFOLIO TURNOVER
  The Fund's portfolio turnover rate for the fiscal years ended August 31, 1995 and 1996 were 115% and 139%, respectively. High portfolio turnover may involve correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Fund, as well as additional realized gains and/or losses to shareholders. For further information about brokerage and distributions, see the statement of additional information.


------------------------------------------------------------------------------
HOW TO BUY SHARES
------------------------------------------------------------------------------


  You may purchase shares of the Fund from any broker-dealer that has a selling agreement with the Principal Underwriter. The Principal Underwriter, a wholly-owned subsidiary of Keystone, is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

  In addition, you may purchase shares of the Fund by mailing to the Fund, c/o Keystone Investor Resource Center, Inc., P.O. Box 2121, Boston, Massachusetts 02106-2121, a completed account application and a check payable to the Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed account application. Subsequent investments in Fund shares in any amount may be made by check, by wiring Federal funds, by direct deposit or by an electronic funds transfer ("EFT").


  The Fund's shares are sold at the net asset value per share next computed after the Fund receives the purchase order. The initial purchase must be at least $1,000 except for purchases by participants in certain retirement plans for which the minimum is waived. There is no minimum for subsequent purchases. Purchase payments are fully invested at net asset value. There are no sales charges on purchases of Fund shares at the time of purchase.


CONTINGENT DEFERRED SALES CHARGE
  With certain exceptions, when shares are redeemed within four calendar years after their purchase, the Fund may impose a contingent deferred sales charge ("CDSC") at rates ranging from a maximum of 4% of amounts redeemed during the same calendar year of purchase to 1% of amounts redeemed during the third calendar year after the year of purchase. No CDSC is imposed on amounts redeemed thereafter or on shares purchased through reinvestment of dividends. If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to the shareholder. CDSCs are, to the extent permitted by the NASD, paid to the Principal Underwriter.

  The CDSC is a declining percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the total cost of such shares. No CDSC is imposed when a shareholder redeems amounts derived from (1) increases in the value of his account above the total cost of such shares due to increases in the net asset value per share of the Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; or (3) shares held in all or part of more than four consecutive calendar years.

  Upon request for redemption, shares not subject to the CDSC charge will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed. No CDSC is payable on permitted exchanges of shares between the funds in the Keystone Fund Family that have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. For purposes of computing CDSCs, when shares of one such fund are exchanged for shares of another such fund, the date of purchase of the shares being acquired by exchange is deemed to be the date the shares being tendered for exchange were originally purchased.

WAIVER OF DEFERRED SALES CHARGES
  No CDSC is imposed on a redemption of shares of the Fund in the event of (1) death or disability of the shareholder; (2) a lump-sum distribution from a 401
(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under a Systematic Income Plan of up to 1% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

  Shares also may be sold, to the extent permitted by applicable law, at net asset value without the payment of commissions or the imposition of a CDSC to
(1) certain Directors, Trustees, officers and employees of the Fund, Keystone Management, Keystone, and certain of their affiliates; (2) registered representatives of firms with dealer agreements with the Principal Underwriter; and (3) a bank or trust company acting as trustee for a single account. For more details, see the statement of additional information.


------------------------------------------------------------------------------
DISTRIBUTION PLAN
------------------------------------------------------------------------------


  The Fund bears some of the costs of selling its shares under a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (approximately 1.25% annually) of average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. The NASD limits the amount that the Fund may pay annually in distribution costs for the sale of its shares and shareholder service fees. The NASD currently limits such annual expenditures to 1% of the aggregate daily net asset value of its shares, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Fund's Distribution Plan, plus interest at the prime rate plus 1% on such amounts (less any CDSCs paid by shareholders to the Principal Underwriter) remaining unpaid from time to time.

  Payments under the Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers),
(1) as commissions for Fund shares sold and (2) as shareholder service fees in respect of shares maintained by the recipients and outstanding on the Fund's books for specified periods. Amounts paid or accrued to the Principal Underwriter under (1) and (2) in the aggregate may not exceed the annual limitation referred to above.

  The Principal Underwriter generally reallows to broker-dealers or others a commission equal to 4% of the price paid for each Fund share sold. In addition, the Principal Underwriter generally reallows to broker-dealers or others a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipients and outstanding on the books of the Fund for specified periods. See also "Arrangements with Broker-Dealers and Others."

  If the Fund is unable to pay the Principal Underwriter a commission on a new sale because the annual maximum (0.75% of average daily net assets) has been reached, the Principal Underwriter intends, but is not obligated, to continue to accept new orders for the purchase of Fund shares and to pay or accrue commissions and service fees to broker-dealers in excess of the amount it currently receives from the Fund ("Advances"). While the Fund is under no contractual obligation to reimburse the Principal Underwriter for Advances, the Principal Underwriter intends to seek full payment of Advances from the Fund (together with interest at the rate of prime plus 1%) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits. If the Independent Trustees authorize such payments, the effect will be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan.

  The amounts and purposes of expenditures under the Distribution Plan must be reported to the Independent Trustees quarterly. The Independent Trustees may require or approve changes in the operation of the Distribution Plan and may require that total expenditures by the Fund under the Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above. If such costs are not limited by the Independent Trustees, such costs could, for some period of time, be higher than such costs permitted by most other plans presently adopted by other investment companies.

  The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the Fund. If the Distribution Plan is terminated, the Principal Underwriter will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of Advances.

  Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by votes of the majority of both (1) the Fund's Trustees and (2) the Independent Trustees, cast in person at a meeting called for the purpose of voting on such amendment.


  While the Distribution Plan is in effect, the Fund is required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.


ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS
  Upon written notice to broker-dealers, the Principal Underwriter may, at its own expense, periodically sponsor programs that offer additional compensation in connection with sales of Fund shares. Participation in such programs may be available to all broker-dealers or to selected broker-dealers who have sold or are expected to sell significant amounts of shares. Additional compensation may also include financial assistance to broker-dealers in connection with preapproved seminars, conferences and advertising. No such programs or additional compensation will be offered to the extent they are prohibited by the laws of any state or any self-regulatory agency, such as the NASD.

  The Principal Underwriter may, at its own expense, pay concessions in addition to those described above to broker-dealers that satisfy certain criteria established from time to time by the Principal Underwriter. These conditions relate to increasing sales of shares of the Keystone funds over specified periods and certain other factors. Such payments, depending on the broker-dealer's satisfaction of the required conditions, may be periodic and may be up to 0.25% of the value of shares sold by such broker-dealer.

  The Principal Underwriter also may pay banks and other financial services firms that facilitate transactions in shares of the Fund for their clients a transaction fee up to the level of the payments made allowable to broker-dealers for the sale of such shares as described above.


  The Glass-Steagall Act currently limits the ability of a depository institution (such as a commercial bank or a savings and loan association) to become an underwriter or distributor of securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from accepting payments under the arrangement described above, or should Congress relax current restrictions on depository institutions, the Fund's Board of Trustees will consider what action, if any, is appropriate.

  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

------------------------------------------------------------------------------
HOW TO REDEEM SHARES
------------------------------------------------------------------------------


  You may redeem Fund shares for cash at the redemption value by writing to the Fund, c/o Keystone Investor Resource Center, Inc., P.O. Box 2121, Boston, Massachusetts 02106-2121, and presenting a properly endorsed share certificate to the Fund (if certificates have been issued). Your signature(s) on the written order and certificates must be guaranteed, as described below.

  You may also redeem your shares through your broker-dealer. The Principal Underwriter, acting as agent for the Fund, stands ready to repurchase Fund shares upon orders from broker-dealers and will calculate the net asset value on the same terms as those orders for the purchase of shares received from broker-dealers and described under "How to Buy Shares." If the Principal Underwriter has received proper documentation, it will pay the redemption proceeds, less any applicable deferred sales charge, to the broker-dealer placing the order within seven days thereafter. The Principal Underwriter charges no fee for this service. Your broker-dealer, however, may charge a service fee.

  The redemption value equals the net asset value adjusted for fractions of a cent and may be more or less than your cost depending upon changes in the value of the Fund's portfolio securities between purchase and redemption. The Fund may impose a CDSC at the time of redemption of certain shares as explained in "How to Buy Shares." If imposed, the Fund deducts the CDSC from the redemption proceeds otherwise payable to you.

REDEMPTION OF SHARES IN GENERAL
  At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such a case, the Fund will mail the redemption proceeds upon clearance of the purchase check, which may take up to 15 days or more. Any delay may be avoided by purchasing shares either with a certified check, by Federal Reserve or bank wire of funds, by direct deposit or by EFT. Although the mailing of a redemption check may be delayed, the redemption value will be determined and the redemption processed in the ordinary course of business upon receipt of proper documentation. In such a case, after redemption and prior to the release of the proceeds, no appreciation or depreciation will occur in the value of the redeemed shares, and no interest will be paid on the redemption proceeds. If the mailing of a redemption check has been delayed, the check will be mailed promptly after good payment has been collected.

  The Fund computes the amount due to you at the close of the Exchange at the end of the day on which it has received all proper documentation from you. Payment of the amount due on redemption, less any applicable CDSC (as described above), will be made within seven days thereafter, except as discussed herein.

  For your protection, SIGNATURES ON CERTIFICATES, STOCK POWERS AND ALL WRITTEN ORDERS OR AUTHORIZATIONS MUST BE GUARANTEED BY A U.S. STOCK EXCHANGE MEMBER, A BANK OR OTHER PERSONS ELIGIBLE TO GUARANTEE SIGNATURES UNDER THE SECURITIES EXCHANGE ACT OF 1934 AND KIRC'S POLICIES. The Fund and KIRC may waive this requirement, or require additional documents in certain cases. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less where the account address of record has been the same for a minimum period of 30 days. The Fund and KIRC reserve the right to withdraw this waiver at any time.


  If the Fund receives a redemption or repurchase order, but the shareholder has not clearly indicated the amount of money or number of shares involved, the Fund cannot execute the order. In such cases, the Fund will request the missing information from the shareholder and process the order the day it receives such information.


TELEPHONE REDEMPTIONS
  Under ordinary circumstances, you may redeem up to $50,000 from your account by calling toll free 1-800-343-2898. You must complete the Telephone Redemption Section of the application to enjoy telephone redemption privileges.

  In order to insure that instructions received by KIRC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days.

  If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth above.

SMALL ACCOUNTS
  Because of the high cost of maintaining small accounts, the Fund reserves the right to redeem your account if its value has fallen below $1,000, the current minimum investment level, as a result of your redemptions (but not as a result of market action). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level. No CDSCs are applied to such redemptions.

GENERAL
  The Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

  Except as otherwise noted, neither the Fund, KIRC, nor the Principal Underwriter assumes responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Keystone Automated Response Line ("KARL"), or by telephone. KIRC will employ reasonable procedures to confirm that instructions received over KARL, or by telephone are genuine. Neither the Fund, KIRC, nor the Principal Underwriter will be liable when following instructions received over KARL or by telephone that KIRC reasonably believes to be genuine.

  The Fund may temporarily suspend the right to redeem its shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) the Fund cannot dispose of its investments or fairly determine their value; or (4) the Securities and Exchange Commission so orders.

------------------------------------------------------------------------------
SHAREHOLDER SERVICES
------------------------------------------------------------------------------

  Details on all shareholder services may be obtained by writing to KIRC or calling toll free 1-800-343-2898.

KEYSTONE AUTOMATED RESPONSE LINE
  KARL offers shareholders specific fund account information and price and yield quotations as well as the ability to effect account transactions, including investments, exchanges, and redemptions. Shareholders may access KARL by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

EXCHANGES
  A shareholder who has obtained the appropriate prospectus may exchange shares of the Fund for shares of any of the other funds in the Keystone Fund Family, on the basis of their respective net asset values, by calling toll free 1-800-343-2898 or by writing to KIRC at P.O. Box 2121, Boston, Massachusetts 02106-2121. (See "How to Redeem Shares" for additional information with respect to telephone transactions.)

  Fund shares purchased by check may be exchanged for shares of the named funds, other than Keystone Precious Metals Holdings, Inc. ("KPMH"). In order to exchange Fund shares for shares of KPMH, a shareholder must have held Fund shares for a period of at least six months. You may exchange your shares for another Keystone fund for a $10 fee by calling or writing to Keystone. The exchange fee is waived for individual investors who make an exchange using KARL. If the shares being tendered for exchange have been held for less than four calendar years and are still subject to a CDSC, such CDSC will carry over to the shares being acquired in the exchange transaction. The Fund reserves the right to terminate this exchange offer or to change its terms, including the right to change the service charge for any exchange.

  Orders to exchange shares of the Fund for shares of Keystone Liquid Trust ("KLT") will be executed by redeeming the shares of the Fund and purchasing shares of KLT at the net asset value of KLT shares determined after the proceeds from such redemption become available, which may be up to seven days after such redemption. In all other cases, orders for exchanges received by the Fund prior to 4:00 p.m. (eastern time) on any business day will be executed at the respective net asset values determined as of the close of business that day. Orders for exchanges received after 4:00 p.m. (eastern time) on any business day will be executed at the respective net asset values determined at the close of the next business day.


  An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund, in addition to its right to reject any exchange, reserves the right to terminate the exchange privilege of any shareholder who makes more than five exchanges of shares of the funds in a year or three in a calendar quarter.

  An exchange order must comply with the requirements for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial purchase requirements of the fund being acquired. An exchange constitutes a sale for federal income tax purposes.

  The exchange privilege is available only in states where shares of the fund being acquired may legally be sold.


RETIREMENT PLANS
  The Fund has various retirement plans available to investors, including Individual Retirement Accounts (IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Salary Reduction Plans (SARSEPs); Tax Sheltered Annuity Plans (TSAs); 403(b) (7) Plans; 401(k) Plans; Keogh Plans; Corporate Profit-Sharing Plans; and Money Purchase Pension Plans. For details, including fees and application forms, call KIRC toll free at 1-800-247-4075 or write to KIRC at P.O. Box 2121, Boston, Massachusetts 02106-2121.

AUTOMATIC INVESTMENT PLAN
  With a Keystone Automatic Investment Plan, you can automatically transfer as little as $100 per month or quarter from your bank account or KLT to the Keystone fund of your choice. Your bank account will be debited for each transfer. You will receive confirmation with your next account statement.

  To establish or terminate an Automatic Investment Plan or to change the amount or schedule of your automatic investments, you may write to or call KIRC. Please include your account numbers. Termination of an Automatic Investment Plan may take up to 30 days.

SYSTEMATIC INCOME PLAN
  Under a Systematic Income Plan, shareholders may arrange for regular monthly or quarterly fixed withdrawal payments. Each payment must be at least $100 and may be as much as 1% per month or 3% per quarter of the total net asset value of the Fund shares in the shareholder's account when the Systematic Income Plan is opened. Fixed withdrawal payments are not subject to a CDSC. Excessive withdrawals may decrease or deplete the value of a shareholder's account.


OTHER SERVICES
  Under certain circumstances, shareholders may, within 30 days after a redemption, reinstate their accounts at current net asset value.

------------------------------------------------------------------------------
PERFORMANCE DATA
------------------------------------------------------------------------------


  From time to time, the Fund may advertise "total return" and "current yield." BOTH FIGURES ARE BASED ON HISTORICAL EARNINGS. PAST PERFORMANCE SHOULD NOT BE CONSIDERED REPRESENTATIVE OF RESULTS FOR ANY FUTURE PERIOD OF TIME. Total return refers to the Fund's average annual compounded rates of return over specified periods determined by comparing the initial amount invested to the ending redeemable value of that amount. The resulting equation assumes reinvestment of all dividends and distributions and deduction of all recurring charges, if any, applicable to all shareholder accounts. The deduction of the contingent deferred sales charge is reflected in the applicable years. The exchange fee is not included in the calculation.


  Current yield quotations represent the yield on an investment for a stated 30-day period computed by dividing net investment income earned per share during the base period by the maximum offering price per share on the last day of the base period. The Fund presently does not intend to advertise current yield.


  The Fund may include comparative performance information when advertising or marketing the Fund's shares, such as data from Lipper Analytical Services, Inc., Morningstar, Inc., Standard & Poor's Corporation, and Ibbotson
Associates or other industry publications.


------------------------------------------------------------------------------
FUND SHARES
------------------------------------------------------------------------------


  The Fund currently issues one class of shares, which participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued and paid for, the shares will be fully paid and nonassessable by the Fund. Shares may be exchanged as explained under "Shareholder Services," but will have no other preference, conversion, exchange, or preemptive rights. Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable, and freely assignable as collateral. There are no sinking fund provisions. The Fund may establish additional classes or series of shares.

  The Fund does not have annual meetings. The Fund will have special meetings from time to time as required under its Restatement of Trust Agreement (the "Trust Agreement") and under the 1940 Act. As provided in the Fund's Trust Agreement, shareholders have the right to remove Trustees by an affirmative vote of two-thirds of the outstanding shares. A special meeting of the shareholders will be held when holders of 10% of the outstanding shares request a meeting for the purpose of removing a Trustee. The Fund is prepared to assist shareholders in communications with one another for the purpose of convening such a meeting as prescribed by Section 16(c) of the 1940 Act.


------------------------------------------------------------------------------
ADDITIONAL INFORMATION
------------------------------------------------------------------------------


  When the Fund determines from its records that more than one account in the Fund is registered in the name of a shareholder or shareholders having the same address, upon written notice to those shareholders, the Fund intends, when an annual report or semi-annual report of the Fund is required to be furnished, to mail one copy of such report to that address.


  Except as otherwise stated in this prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in this prospectus without shareholder approval, including the right to impose or change fees for services provided.

------------------------------------------------------------------------------
                      ADDITIONAL INVESTMENT INFORMATION
------------------------------------------------------------------------------

  The Fund may engage in the following investment practices to the extent described in the prospectus and the statement of additional information.

OBLIGATIONS OF FOREIGN BRANCHES OF UNITED STATES
BANKS
  The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch or may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas. Examples of governmental actions would be the imposition of currency controls, interest limitations, withholding taxes, seizure of assets or the declaration of a moratorium. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF UNITED STATES BRANCHES OF FOREIGN BANKS
  Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.


MASTER DEMAND NOTES
  Master demand notes are unsecured obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest pursuant to direct arrangements between the Fund, as lender, and the issuer, as borrower. Master demand notes may permit daily fluctuations in the interest rate and daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may repay up to the full amount of the note without penalty. Notes purchased by the Fund must permit the Fund to demand payment of principal and accrued interest at any time (on not more than seven days notice). Notes acquired by the Fund may have maturities of more than one year, provided that (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the rate of interest on such notes is adjusted automatically at periodic intervals which normally will not exceed 31 days, but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period. Because these types of notes are direct lending arrangements between the lender and borrower, such instruments are not normally traded and there is no secondary market for these notes, although they are redeemable and thus repayable by the borrower at face value plus accrued interest at any time. Accordingly, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with master demand note arrangements, Keystone considers, under standards established by the Board of Trustees, earning power, cash flow and other liquidity ratios of the borrower and will monitor the ability of the borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund will invest in them only if, at the time of investment, the issuer meets the criteria established for commercial paper discussed in the statement of additional information.


REPURCHASE AGREEMENTS
  The Fund may enter into repurchase agreements with member banks of the Federal Reserve System having at least $1 billion in assets, primary dealers in U.S. government securities or other financial institutions believed by Keystone to be credit-worthy. Such persons must be registered as U.S. government securities dealers with an appropriate regulatory organization. Under such agreements, the bank, primary dealer or other financial institution agrees, upon entering into the contract, to repurchase the security at a mutually agreed upon date and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Under a repurchase agreement, the seller must maintain the value of the securities subject to the agreement at not less than the repurchase price, such value being determined on a daily basis by marking the underlying securities to their market value. Although the securities subject to the repurchase agreement might bear maturities exceeding a year, the Fund only intends to enter into repurchase agreements that provide for settlement within a year and usually within seven days. Securities subject to repurchase agreements will be held by the Fund's custodian or in the Federal Reserve book entry system. The Fund does not bear the risk of a decline in the value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (1) possible declines in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto;
(2) possible subnormal levels of income and lack of access to income during this period; and (3) expenses of enforcing its rights. The Board of Trustees has established procedures to evaluate the creditworthiness of each party with whom the Fund enters into repurchase agreements by setting guidelines and standards of review for Keystone and monitoring Keystone's actions with regard to repurchase agreements.


REVERSE REPURCHASE AGREEMENTS
  Under a reverse repurchase agreement, the Fund would sell securities and agree to repurchase them at a mutually agreed upon date and price. The Fund intends to enter into reverse repurchase agreements to avoid otherwise having to sell securities during unfavorable market conditions in order to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the Fund's custodian containing liquid assets, such as U.S. government securities or other high grade debt securities, having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities that the Fund is obligated to repurchase may decline below the repurchase price.

FOREIGN SECURITIES
  The Fund may invest up to 25% of its assets in securities principally traded in securities markets outside the U.S. While investment in foreign securities is intended to reduce risk by providing further diversification, such investments involve sovereign risk in addition to the credit and market risks normally associated with domestic securities. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company, particularly emerging market country companies, than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments and currency blockage (which would prevent cash from being brought back to the U.S.).


  In addition, investing in securities of foreign issuers generally involves more risk than investing in securities of domestic issuers for the following reasons: (1) there may be less public information available about foreign companies than is available about U.S. companies; (2) foreign companies are not generally subject to the uniform accounting, auditing and financial reporting standards and practices applicable to U.S. companies; (3) foreign stock markets have less volume than the U.S. market, and the securities of some foreign companies are much less liquid and much more volatile than the securities of comparable U.S. companies; (4) foreign securities transactions may involve higher brokerage commissions; (5) there may be less government regulation of stock markets, brokers, listed companies and banks in foreign countries than in the U.S.; (6) the Fund may incur fees on currency exchanges when it changes investments from one country to another; (7) the Fund's foreign investments could be affected by expropriation, confiscatory taxation, nationalization, establishment of currency exchange controls, political or social instability or diplomatic developments; (8) fluctuations in foreign exchange rates will affect the value of the Fund's investments, the value of dividends and interest earned, gains and losses realized on the sale of securities, net investment income and unrealized appreciation or depreciation of investments; and (9) interest and dividends on foreign securities may be subject to withholding taxes in a foreign country that could result in a reduction of net investment income available for distribution.

  Investing in securities of issuers in emerging markets countries involves exposure to economic systems that are generally less mature and political systems that are generally less stable than those of developed countries. In addition, investing in companies in emerging markets countries may also involve exposure to national policies that may restrict investment by foreigners and undeveloped legal systems governing private and foreign investments and private property. The typically small size of the markets for securities issued by companies in emerging markets countries and the possibility of a low or nonexistent volume of trading in those securities may also result in a lack of liquidity and in price volatility of those securities. These risks are carefully considered by Keystone prior to the purchase of these securities.

"WHEN ISSUED" SECURITIES
  The Fund may also purchase and sell securities and currencies on a when issued and delayed delivery basis. When issued or delayed delivery transactions arise when securities or currencies are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. When the Fund engages in when issued and delayed delivery transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When issued and delayed delivery transactions may be expected to occur a month or more before delivery is due. No payment or delivery is made by the Fund, however, until it receives payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained until payment is made. When issued and delayed delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates, currency rates and other market factors, both before and after delivery. The Fund does not accrue any income on such securities or currencies prior to their delivery. To the extent the Fund engages in when issued and delayed delivery transactions, it will do so for the purpose of acquiring prortfolio securities or currencies consistent with its investment objective and policies and not for the purpose of investment leverage. The Fund currently does not intend to invest more than 5% of its assets in when issued or delayed delivery transactions.

LOANS OF SECURITIES TO BROKER-DEALERS
  The Fund may lend securities to brokers or dealers pursuant to agreements requiring that the loans be continuously secured by cash or securities of the U.S. government, its agencies or instrumentalities, or any combination of cash and such securities, as collateral equal at all times in value to at least the market value of the securities loaned. Such securities loans will not be made with respect to the Fund if, as a result, the aggregate of all outstanding securities loans exceeds 15% of the value of the Fund's total assets taken at their current value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of the cash loan collateral in U.S. Treasury notes, certificates of deposit, other high grade, short-term obligations or interest bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the Fund if, in the opinion of the Fund, a material event affecting the investment is to occur. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans may only be made to borrowers deemed to be of good standing, under standards approved by the Board of Trustees, when the income to be earned from the loan justifies the attendant risks.

DERIVATIVES
  The Fund may use derivatives in furtherance of its investment objective. Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. These assets, rates, and indices may include bonds, stocks, mortgages, commodities, interest rates, currency exchange rates, bond indices and stock indices. Derivatives can be used to earn income or protect against risk, or both. For example, one party with unwanted risk may agree to pass that risk to another party who is willing to accept the risk, the second party being motivated, for example, by the desire either to earn income in the form of a fee or premium from the first party, or to reduce its own unwanted risk by attempting to pass all or part of that risk to the first party.


  Derivatives can be used by investors such as the Fund to earn income and enhance returns, to hedge or adjust the risk profile of the portfolio, and either in place of more traditional direct investments or to obtain exposure to otherwise inaccessible markets. The Fund is permitted to use derivatives for one or more of these purposes, although the Fund generally uses derivatives primarily as direct investments in order to enhance yields and broaden portfolio diversification. Each of these uses entails greater risk than if derivatives were used solely for hedging purposes. The Fund uses futures contracts and related options for hedging purposes. Derivatives are a valuable tool which, when used properly, can provide significant benefit to Fund shareholders. Keystone is not an aggressive user of derivatives with respect to the Fund. However, the Fund may take positions in those derivatives that are within its investment policies if, in Keystone's judgment, this represents an effective response to current or anticipated market conditions. Keystone's use of derivatives is subject to continuous risk assessment and control from the standpoint of the Fund's investment objective and policies.


  Derivatives may be (1) standardized, exchange traded contracts or (2) customized, privately negotiated contracts. Exchange-traded derivatives tend to be more liquid and subject to less credit risk than those that are privately negotiated.


  There are four principal types of derivative instruments -- options, futures, forwards, and swaps -- from which virtually any type of derivative transaction can be created. Further information regarding options and futures is provided later in this section and is provided in the Fund's statement of additional information. The Fund does not presently engage in the use of swaps.


  While the judicious use of derivatives by experienced investment managers such as Keystone can be beneficial, derivatives also involve risks different from, and, in certain cases, greater than, the risks presented by more traditional investments. Following is a general discussion of important risk factors and issues concerning the use of derivatives that investors should understand before investing in the Fund.

* Market Risk -- This is the general risk attendant to all investments that the value of a particular investment will decline or otherwise change in a way detrimental to the Fund's interest.

* Management Risk -- Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument, but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. In particular, the use and complexity of derivatives require the maintenance of adequate controls to monitor the transactions entered into, the ability to assess the risk that a derivative adds to the Fund's portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

* Credit Risk -- This is the risk that a loss may be sustained by the Fund as a result of the failure of another party to a derivative (usually referred to as a "counterparty") to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for privately negotiated derivatives, since the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides a guarantee of performance. This guarantee is supported by a daily payment system (i.e., margin requirements) operated by the clearing house in order to reduce overall credit risk. For privately negotiated derivatives, there is no similar clearing agency guarantee. Therefore, the Fund considers the creditworthiness of each counterparty to a privately negotiated derivative in evaluating potential credit risk.

* Liquidity Risk -- Liquidity risk exists when a particular instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price.

* Leverage Risk -- Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

* Other Risks -- Other risks in using derivatives include the risk of mispricing or improper valuation and the inability of derivatives to correlate perfectly with underlying assets, rates and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track. Consequently, the Fund's use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund's investment objective.

OPTIONS TRANSACTIONS
  WRITING COVERED OPTIONS. The Fund may write (i.e., sell) covered call and put options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund also may write straddles (combinations of covered puts and calls on the same underlying security).

  The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. If the Fund has written options against all of its securities that are available for writing options, the Fund may be unable to write additional options unless it sells a portion of its portfolio holdings to obtain new securities against which it can write options. If this were to occur, higher portfolio turnover and correspondingly greater brokerage commissions and other transaction costs may result. The Fund does not expect, however, that this will occur.

  The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

  The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and, by writing a put option, the Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

  PURCHASING OPTIONS. The Fund may purchase put or call options, including purchasing put or call options for the purpose of offsetting previously written put or call options of the same series.

  If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised.

  An option position may be closed out only in a secondary market for an option of the same series. Although the Fund generally will write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and, for some options, no secondary market may exist. In such event, it might not be possible to effect a closing transaction in a particular option.

  Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objective.

  OPTIONS TRADING MARKETS. Options in which the Fund will trade are generally listed on national securities exchanges. Exchanges on which such options currently are traded include the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Options on some securities may not be listed on any exchange, but traded in the over-the-counter market. Options traded in the over-the-counter market involve the additional risk that securities dealers participating in such transactions could fail to meet their obligations to the Fund. The use of options traded in the over-the-counter market may be subject to limitations imposed by certain state securities authorities. In addition to the limits on its use of options discussed herein, the Fund is subject to the investment restrictions described in this prospectus and in the statement of additional information.

  The staff of the Securities and Exchange Commission is of the view that the premiums that the Fund pays for the purchase of unlisted options and the value of securities used to cover unlisted options written by the Fund are considered to be invested in illiquid securities or assets for the purpose of calculating whether the Fund is in compliance with its policies on illiquid securities.

FUTURES TRANSACTIONS
  The Fund may enter into currency and other financial futures contracts and write options on such contracts. The Fund intends to enter into such contracts and related options for hedging purposes. The Fund will enter into securities, currency or index-based futures contracts in order to hedge against changes in interest or exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies at a specified price during a designated month. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. The Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which continues until the contract is terminated.

  The Fund may sell or purchase futures contracts. When a futures contract is sold by the Fund, the value of the Fund's contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, the Fund sells futures contracts in order to offset a possible decline in the value of its securities or currencies. If a futures contract is purchased by the Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines. The Fund intends to purchase futures contracts in order to establish what is believed by Keystone to be a favorable price and rate of return for securities or favorable exchange rate for currencies the Fund intends to purchase.

  The Fund also intends to purchase put and call options on futures contracts for hedging purposes. A put option purchased by the Fund would give it the right to assume a position as the seller of a futures contract. A call option purchased by the Fund would give it the right to assume a position as the purchaser of a futures contract. The purchase of an option on a futures contract requires the Fund to pay a premium. In exchange for the premium, the Fund becomes entitled to exercise the benefits, if any, provided by the futures contract, but is not required to take any action under the contract. If the option cannot be exercised profitably before it expires, the Fund's loss will be limited to the amount of the premium and any transaction costs.

  The Fund may enter into closing purchase and sale transactions in order to terminate a futures contract and may sell put and call options for the purpose of closing out its options positions. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case, it would continue to bear market risk on the transaction.

  Although futures and related options transactions are intended to enable the Fund to manage market, interest rate or exchange rate risk, unanticipated changes in interest rates, exchange rates or market prices could result in poorer performance than if it had not entered into these transactions. Even if Keystone correctly predicts interest or exchange rate movements, a hedge could be unsuccessful if changes in the value of the Fund's futures position did not correspond to changes in the value of its investments. This lack of correlation between the Fund's futures and securities or currencies positions may be caused by differences between the futures and securities or currencies markets or by differences between the securities or currencies underlying the Fund's futures position and the securities or currencies held by or to be purchased for the Fund. Keystone will attempt to minimize these risks through careful selection and monitoring of the Fund's futures and options positions.

  The Fund does not intend to use futures transactions for speculation or leverage. The Fund has the ability to write options on futures, but intends to write such options only to close out options purchased by the Fund. The Fund will not change these policies without supplementing the information in its prospectus and statement of additional information.

FOREIGN CURRENCY TRANSACTIONS
  As discussed above, the Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

  As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund intends to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to accurately predict the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Although the Fund does not currently intend to do so, the Fund may also purchase and sell options related to foreign currencies. The Fund does not intend to enter into foreign currency transactions for speculation or leverage.

                         -------------------------------
                                    KEYSTONE
                                  FUND FAMILY

                                       *

                             Quality Bond Fund (B-1)
                           Diversified Bond Fund (B-2)
                           High Income Bond Fund (B-4)
                               Balanced Fund (K-1)
                           Strategic Growth Fund (K-2)
                          Growth and Income Fund (S-1)
                            Mid-Cap Growth Fund (S-3)
                         Small Company Growth Fund (S-4)
                               International Fund
                            Precious Metals Holdings
                                  Tax Free Fund
                                  Liquid Trust

                         -------------------------------


[LOGO] KEYSTONE
       INVESTMENTS

       Keystone Investment Distributors Company
       200 Berkeley Street
       Boston, Massachusetts 02116-5034
                                             [recycle symbol]

S1-P 12/96


                         -------------------------------
                                    KEYSTONE


                               [GRAPHIC OMITTED]


                                GROWTH AND INCOME
                                   FUND (S-1)

                         -------------------------------


                                     [LOGO]

                                 PROSPECTUS AND
                                  APPLICATION

                     KEYSTONE GROWTH AND INCOME FUND (S-1)


                                     PART B


                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                      KEYSTONE GROWTH AND INCOME FUND (S-1)


                                December 10, 1996



     This statement of additional information is not a prospectus, but relates to, and should be read in conjunction with, the prospectus of Keystone Growth and Income Fund (S-1) (the "Fund") dated December 10, 1996. A copy of the prospectus may be obtained from The Fund's principal underwriter, Keystone Investment Distributors Company (the "Principal Underwriter"), or your broker-dealer. The Principal Underwriter is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034,



                                TABLE OF CONTENTS


                                      Page

 Investment Objective and Policies.....................................2
 Investment Restrictions...............................................2
 Valuation of Securities...............................................4
 Distributions and Taxes...............................................4
 Sales Charges.........................................................5
 Distribution Plan.....................................................6
 The Trust Agreement...................................................7
 Investment Manager and
   Investment Adviser................................................. 9
 Trustees and Officers................................................11
 Principal Underwriter................................................14
 Brokerage............................................................15
 Expenses.............................................................16
 Standardized Total Return
   and Yield Quotations...............................................17
 Additional Information...............................................18
 Financial Statements.................................................19
 Appendix............................................................A-1


 17450

                        INVESTMENT OBJECTIVE AND POLICIES


     The Fund is an open-end, diversified management investment company, commonly known as a mutual fund. The Fund's investment objective is to provide shareholders with the best possible growth of capital and long-term growth of income by investing its assets as fully as practicable.

     Certain information about the Fund is contained in its prospectus. This statement of additional information provides additional information about the Fund that may be of interest to some investors.



                             INVESTMENT RESTRICTIONS


FUNDAMENTAL INVESTMENT RESTRICTIONS

     The Fund has adopted the fundamental investment restrictions set forth below, which may not be changed without a vote of the majority of the Fund's outstanding voting shares (as defined in the Investment Company Act of 1940 (the "1940 Act")). Unless otherwise stated, all references to Fund assets are in terms of current market value.

     The Fund may not do any of the following:

     (1) with respect to 75% of its total assets, invest more than 5% of the value of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, all as determined immediately after such investment; provided that these limitations do not apply to investments in securities issued or guaranteed by the United States ("U.S.") government or its agencies or instrumentalities;

     (2) invest more than 5% of the value of its total assets in companies which have been in operation for less than three years;

     (3) borrow money, except that the Fund may (a) borrow money from banks for temporary or emergency purposes in aggregate amounts up to 10% of the value of the Fund's net assets (computed at cost); or (b) enter into reverse repurchase agreements (bank borrowings and reverse repurchase agreements, in aggregate, shall not exceed 10% of the value of the Fund's net assets);

     (4) underwrite securities, except that the Fund may purchase securities from issuers thereof or others and dispose of such securities in a manner consistent with its other investment policies; in the disposition of restricted securities the Fund may be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act");

     (5) purchase or sell real estate or interests in real estate, except that it may purchase and sell securities secured by real estate and securities of companies which invest in real estate, and will not purchase or sell commodities or commodity contracts, except that the Fund may engage in currency or other financial futures contracts and related options transactions;

     (6) invest for the primary purpose of exercising control over or management of any issuer;

     (7) make margin purchases or short sales of securities;

     (8) make loans, except that the Fund may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker-dealers; all such investments must be consistent with the Fund's investment objective and policies;

     (9) invest more than 25% of its total assets in the securities of issuers in any single industry, other than securities issued by banks and savings and loan associations or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and

     (10) purchase the securities of any other investment company except in the open market and at customary brokerage rates and in no event more than 3% of the voting securities of any investment company.

     If a percentage limit is satisfied at the time of investment or borrowing, a later increase or decrease resulting from a change in the value of a security or a decrease in Fund assets is not a violation of the limit.

     The Fund has no current intention of attempting to increase its net income by borrowing and intends to repay any borrowings made in accordance with the third investment restriction enumerated above before it makes any additional investments.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

     The Fund intends to follow policies of the Securities and Exchange Commission as they are adopted from time to time with respect to illiquid securities, including, at this time, (1) treating as illiquid, securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books and (2) limiting its holdings of such securities to 15% of its net assets.

     Portfolio securities of the Fund may not be purchased from or sold or loaned to Keystone Management, Keystone, or any affiliate thereof or any of their Directors, officers, or employees.

                             VALUATION OF SECURITIES


     Current value for the Fund's portfolio securities is determined in the following manner:

     (1) securities traded on an established exchange are valued on the basis of the last sales price on the exchange where the securities are primarily traded prior to the time of the valuation;

     (2) securities traded in the over-the-counter market, for which complete quotations are readily available, are valued at the mean of the bid and asked prices at the time of valuation;

     (3) short-term investments maturing in sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market;

     (4) short-term investments maturing in more than sixty days are valued at current market value;

     (5) short-term investments maturing in more than sixty days when purchased that are held on the sixtieth day prior to maturity are valued at amortized cost (market value on the sixtieth day adjusted for amortization of premium or accretion of discount), which, when combined with accrued interest, approximates market; and

     (6) the Board of Trustees values the following securities at prices it deems in good faith to be fair: (a) securities, including restricted securities, for which complete quotations are not readily available; (b) listed securities if, in the Board's opinion, the last sales price does not reflect a current market value or if no sale occurred; and (c) other assets.



                             DISTRIBUTIONS AND TAXES


     The Fund distributes to its shareholders dividends from net investment income and net realized capital gains, if any, annually in shares or, at the option of the shareholder, in cash. (Distributions of ordinary income may be eligible in whole or in part for the corporate 70% dividends received deduction.) Shareholders who have not opted, prior to the record date for any distribution, to receive cash will have the number of distributed shares determined on the basis of the Fund's net asset value per share computed at the end of the day on the ex-dividend date after adjustment for the distribution. Net asset value is used in computing the number of shares in both gains and income distribution reinvestments. Account statements and/or checks, as appropriate, will be mailed to shareholders by the 15th of the appropriate month. Unless the Fund receives instructions to the contrary from a shareholder before the record date, it will assume that the shareholder wishes to receive that distribution and future gains and income distributions in shares. Instructions continue in effect until changed in writing.

     Distributed long-term capital gains are taxable as such to the shareholder regardless of the period of time Fund shares have been held by the shareholder. However, if such shares are held less than six months and redeemed at a loss, the shareholder will recognize a long-term capital loss on such shares to the extent of the long-term capital gain distribution received in connection with such shares. If the net asset value of the Fund's shares is reduced below a shareholder's cost by a capital gains distribution, such distribution, to the extent of the reduction, would be a return of investment though taxable as stated above. Since distributions of capital gains depend upon profits actually realized from the sale of securities by the Fund, they may or may not occur. The foregoing comments relating to the taxation of dividends and distributions paid on the Fund's shares relate solely to federal income taxation. Such dividends and distributions may also be subject to state and local taxes.

     When the Fund makes a distribution, it intends to distribute only the Fund's net capital gains and such income as has been predetermined to the best of the Fund's ability to be taxable as ordinary income. Shareholders of the Fund will be advised annually of the federal income tax status of distributions.



                                  SALES CHARGES


     In order to reimburse the Fund for certain expenses relating to the sale of its shares (see "Distribution Plan"), a contingent deferred sales charge ("CDSC") may be imposed at the time of redemption of certain Fund shares within four calendar years after their purchase. If imposed, the CDSC is deducted from the redemption proceeds otherwise payable to the shareholder.

     The CDSC is a declining percentage of the lesser of (1) the net asset value of the shares redeemed, or (2) the total cost of such shares. No CDSC is imposed when the shareholder redeems amounts derived from (1) increases in the value of his account above the total cost of such shares due to increases in the net asset value per share of the Fund; (2) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions; or (3) shares held in all or part of more than four consecutive calendar years.

     Subject to the limitations stated above, the CDSC is imposed according to the following schedule: 4% of amounts redeemed during the calendar year of purchase; 3% of amounts redeemed during the calendar year after the year of purchase; 2% of amounts redeemed during the second calendar year after the year of purchase; and 1% of amounts redeemed during the third calendar year after the year of purchase. No CDSC is imposed on amounts redeemed thereafter.

     The following example illustrates the operation of the CDSC. Assume that an investor makes a purchase payment of $10,000 during the calendar year 1996 and on a given date in 1997 the value of the investor's account has grown through investment performance and reinvestment of distributions to $12,000. On such date in 1997, the investor could redeem up to $2,000 ($12,000 minus $10,000) without incurring a CDSC. If, on such date, the investor should redeem $3,000, a CDSC would be imposed on $1,000 of the redemption proceeds (the amount by which the investor's account was reduced by the redemption below the amount of the initial purchase payment). The CDSC would be imposed at the rate of 3% (because the redemption is made during the calendar year after the calendar year of purchase) and would total $30.

     Upon request for redemption, shares not subject to the CDSC will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed. There is no CDSC on permitted exchanges of shares between the funds in the Keystone Fund Family that have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. For purposes of computing any future CDSC, when shares of one such fund have been exchanged for shares of another such fund, the calendar year of purchase is deemed to be the year shares tendered for exchange were originally purchased.

     Shares also may be sold, to the extent permitted by applicable law, regulations, interpretations or exemptions, at net asset value without the imposition of a CDSC to (1) Directors, Trustees, officers, full-time employees, and sales representatives of the Fund, Keystone Management, Keystone, Keystone Investments, Inc. ("Keystone Investments"), Harbor Capital Management Company, Inc., the Principal Underwriter and their affiliates who have been such for not less than ninety days; and (2) the pension and profit-sharing plans established by such companies, their subsidiaries and affiliates, for the benefit of their Directors, Trustees, officers, full-time employees, and sales representatives, provided, however, that all such sales are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption by the Fund.

     No CDSC is imposed on a redemption of shares of the Fund purchased by a bank or trust company in a single account in the name of such bank or trust company as trustee if the initial investment in shares of the Fund, any other fund in the Keystone Fund Family, and/or any Keystone America Fund, is at least $500,000 and any commission paid by the Fund and such other funds at the time of such purchase is not more than 1% of the amount invested.

     The Fund's prospectus enumerates certain additional CDSC waivers.



                                DISTRIBUTION PLAN


     Rule 12b-1 under the 1940 Act permits investment companies, such as the Fund, to use their assets to bear the expenses of distributing their shares if they comply with various conditions, including the adoption of a distribution plan containing certain provisions set forth in Rule 12b-1. The Fund bears some of the costs of selling its shares under a Distribution Plan adopted pursuant to Rule 12b-1 (the "Distribution Plan").

     The Fund's Distribution Plan provides that the Fund may expend up to 0.3125% quarterly (approximately 1.25% annually) of the average daily net asset value of its shares to pay distribution costs for sales of its shares and to pay shareholder service fees. The National Association of Securities Dealers, Inc. ("NASD") limits such annual expenditures to 1%, of which 0.75% may be used to pay such distribution costs and 0.25% may be used to pay shareholder service fees. The NASD also limits the aggregate amount that the Fund may pay for such distribution costs to 6.25% of gross share sales since the inception of the Fund's Distribution Plan plus interest at the prime rate plus 1% on unpaid amounts thereof (less any CDSC paid by shareholders to the Principal Underwriter).

     Payments under the Distribution Plan are currently made to the Principal Underwriter (which may reallow all or part to others, such as broker-dealers)
(1) as commissions for Fund shares sold and (2) as shareholder service fees in respect of shares maintained by the recipients and outstanding on the Fund's books for specific periods. Amounts paid or accrued to the Principal Underwriter under (1) and (2) in the aggregate may not exceed the limitation referred to above. The Principal Underwriter generally reallows to broker-dealers or others a commission equal to 4% of the price paid for each Fund share sold as well as a shareholder service fee at a rate of 0.25% per annum of the net asset value of shares maintained by such recipients and outstanding on the books of the Fund for specified periods.

     If the Fund is unable to pay the Principal Underwriter a commission on a new sale because the annual maximum (0.75% of average daily net assets) has been reached, the Principal Underwriter intends, but is not obligated, to continue to accept new orders for the purchase of Fund shares and to pay or accrue commissions and service fees to dealers in excess of the amount it currently receives from the Fund. While the Fund is under no contractual obligation to reimburse the Principal Underwriter for advances made by the Principal Underwriter in excess of the Distribution Plan limitation, the Principal Underwriter intends to seek full payment of such amounts from the Fund (together with interest at the prime rate plus one percent) at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits. If the Trustees who are not interested persons (as defined in the 1940
Act) of the Fund (the "Independent Trustees") authorize such payments, the effect will be to extend the period of time during which the Fund incurs the maximum amount of costs allowed by the Distribution Plan. If the Distribution Plan is terminated, the Principal Underwriter will ask the Independent Trustees to take whatever action they deem appropriate under the circumstances with respect to payment of such amounts.

     The total amounts paid by the Fund under the foregoing arrangements may not exceed the maximum Distribution Plan limit specified above, and the amounts and purposes of expenditures under the Distribution Plan must be reported to the Fund's Independent Trustees quarterly. The Fund's Independent Trustees may require or approve changes in the implementation or operation of the Distribution Plan and may require that total expenditures by the Fund under the Distribution Plan be kept within limits lower than the maximum amount permitted by the Distribution Plan as stated above. If such costs are not limited by the Independent Trustees, such costs could, for some period of time, be higher than such costs permitted by most other plans presently adopted by other investment companies.

     The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting securities of the Fund.

     Any change in the Distribution Plan that would materially increase the distribution expenses of the Fund provided for in the Distribution Plan requires shareholder approval. Otherwise, the Distribution Plan may be amended by votes of the majority of both (1) the Fund's Trustees and (2) the Independent Trustees cast in person at a meeting called for the purpose of voting on such amendment.

     While the Distribution Plan is in effect, the Fund is required to commit the selection and nomination of candidates for Independent Trustees to the discretion of the Independent Trustees.

     The Independent Trustees of the Fund have determined that the sales of the Fund's shares resulting from payments under the Distribution Plan have benefited the Fund.


                               THE TRUST AGREEMENT



TRUST AGREEMENT

     The Fund is a Pennsylvania common law trust established under a Trust Agreement, as restated and amended (the "Trust Agreement"). The Trust Agreement restructured the Fund so that its operation would be substantially similar to that of most other mutual funds. The Trust Agreement provides for a Board of Trustees and enables the Fund to enter into an agreement with an investment manager and/or adviser to provide the Fund with investment advisory, management and administrative services.

     A copy of the Trust Agreement is on file as an exhibit to the Fund's Registration Statement, of which this statement of additional information is a part. This summary is qualified in its entirety by reference to the Trust Agreement.

DESCRIPTION OF SHARES

     The Trust Agreement authorizes the issuance of an unlimited number of shares of beneficial interest and the creation of additional series and/or classes of series of Fund shares. Each share represents an equal proportionate interest in the Fund with each other share of that class. Upon liquidation, shares are entitled to a pro rata share in the net assets of their class of Fund shares. Shareholders shall have no preemptive or conversion rights. Shares are transferable. The Fund currently intends to issue only one class of shares.

SHAREHOLDER LIABILITY

     Pursuant to court decisions or other theories of law, shareholders of a Pennsylvania common law trust could possibly be held personally liable for the obligations of the trust. The possibility of Fund shareholders incurring financial loss under such circumstances appears to be remote, however, because the Trust Agreement (1) contains an express disclaimer of shareholder liability for obligations of the Fund; (2) requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees; and (3) provides for indemnification out of Fund property for any shareholder held personally liable for the obligations of the Fund.

VOTING RIGHTS

     Under the terms of the Trust Agreement, the Fund does not hold annual meetings. At meetings called for the initial election of Trustees or to consider other matters, shares are entitled to one vote per share. Shares generally vote together as one class on all matters. No amendment may be made to the Trust Agreement that adversely affects any class of shares without the approval of a majority of the shares of that class. There shall be no cumulative voting in the election of Trustees.

     After a meeting as described above, no further meetings of shareholders for the purpose of electing Trustees will be held, unless required by law or unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.

     Except as set forth above, the Trustees shall continue to hold office indefinitely, unless otherwise required by law, and may appoint successor Trustees. A Trustee may cease to hold office or may be removed from office (as the case may be) (1) at any time by a two-thirds vote of the remaining Trustees;
(2) when such Trustee becomes mentally or physically incapacitated; or (3) at a special meeting of shareholders by a two-thirds vote of the outstanding shares. Any Trustee may voluntarily resign from office.

LIMITATION OF TRUSTEES' LIABILITY

     The Trust Agreement provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees, or investment advisers, shall not be liable for any neglect or wrongdoing of any such person; provided, however, that nothing in the Trust Agreement shall protect a Trustee against any liability for his willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties.

     The Trustees have absolute and exclusive control over the management and disposition of all assets of the Fund and may perform such acts as in their sole judgment and discretion are necessary and proper for conducting the business and affairs of the Fund or promoting the interests of the Fund and the shareholders.



                    INVESTMENT MANAGER AND INVESTMENT ADVISER


INVESTMENT MANAGER

     Subject to the general supervision of the Fund's Board of Trustees, Keystone Management, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, serves as investment manager to the Fund and is responsible for the overall management of the Fund's business and affairs. Keystone Management, organized in 1989, is a wholly-owned subsidiary of Keystone. Its directors and principal executive officers have been affiliated with Keystone, a seasoned investment adviser, for a number of years. Keystone Management also serves as investment manager to each of the other funds in the Keystone Fund Family and to certain other funds in the Keystone Investments Family of Funds.

     Except as otherwise noted below, pursuant to an Investment Management Agreement with the Fund (the "Management Agreement"), Keystone Management manages and administers the operation of the Fund and manages the investment and reinvestment of the Fund's assets in conformity with the Fund's investment objective and restrictions. The Management Agreement stipulates that Keystone Management will provide office space and all necessary office facilities, equipment, and personnel in connection with its services under the Management Agreement. The Management Agreement also stipulates that Keystone Management will pay or reimburse the Fund for the compensation of Fund officers and Trustees who are affiliated with the investment manager as well as pay all expenses of Keystone Management incurred in connection with the provision of its services. All charges and expenses, other than those specifically referred to as being borne by Keystone Management, will be paid by the Fund, including, but not limited to, custodian charges and expenses; bookkeeping and auditors' charges and expenses; transfer agent charges and expenses; fees of Independent Trustees; brokerage commissions, brokers' fees and expenses; issue and transfer taxes; costs and expenses under the Distribution Plan; taxes and trust fees payable to governmental agencies; the cost of share certificates; fees and expenses of the registration and qualification of the Fund and its shares with the Securities and Exchange Commission (the "Commission") or under state or other securities laws; expenses of preparing, printing, and mailing prospectuses, statements of additional information, notices, reports and proxy materials to shareholders of the Fund; expenses of shareholders' and Trustees' meetings; charges and expenses of legal counsel for the Fund and for the Trustees of the Fund on matters relating to the Fund; charges and expenses of filing annual and other reports with the Commission and other authorities; and all extraordinary charges and expenses of the Fund.

     Services performed by Keystone Management include (1) performing research and planning with respect to (a) the Fund's qualification as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"),
(b) tax treatment of the Fund's portfolio investments, (c) tax treatment of special corporate actions (such as reorganizations), (d) state tax matters affecting the Fund, and (e) the Fund's distributions of income and capital gains; (2) preparing the Fund's federal and state tax returns; and (3) providing services to the Fund's shareholders in connection with federal and state taxation and distributions of income and capital gains.

     The Fund pays Keystone Management a fee for its services at the annual rate set forth below:

Annual                                                   Aggregate Net Asset
Management                                               Value of the Shares
Fee                                                              of the Fund
--------------------                                    --------------------
0.70% of the first                                      $  100,000,000, plus
0.65% of the next                                       $  100,000,000, plus
0.60% the next                                          $  100,000,000, plus
0.55% of the next                                       $  100,000,000, plus
0.50% of the next                                       $  100,000,000, plus
0.45% of the next                                       $  500,000,000, plus
0.40% of the next                                       $  500,000,000, plus
0.35% of amounts over                                   $1,500,000,000;

computed as of the close of business each business day and payable daily.

     The Management Agreement continues in effect only if approved at least annually by the Fund's Board of Trustees or by a vote of a majority of the outstanding shares, and such renewal has been approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated, without penalty, on 60 days' written notice by the Fund's Board of Trustees or by a vote of a majority of outstanding shares. The Management Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

     The Management Agreement permits Keystone Management to enter into an agreement with Keystone or another investment adviser under which Keystone or such other investment adviser, as investment adviser, will provide substantially all the services to be provided by Keystone Management under the Management Agreement. The Management Agreement also permits Keystone Management to delegate to Keystone or another investment adviser substantially all of the investment manager's rights, duties and obligations under the Management Agreement.

INVESTMENT ADVISER

     Pursuant to the Management Agreement, Keystone Management has entered into an Investment Advisory Agreement with Keystone (the "Advisory Agreement"), under which Keystone Management has delegated all of its investment management functions, except for certain administrative and management services, to Keystone. As a result, subject to the supervision of the Fund's Board of Trustees, Keystone performs services on behalf of the Fund that are substantially similar to those described above with respect to Keystone Management.

     Keystone has provided investment advisory and management services to investment companies and private accounts since 1932. Keystone is a wholly-owned subsidiary of Keystone Investments. Both Keystone and Keystone Investments are located at 200 Berkeley Street, Boston, Massachusetts 02116- 5034.

     Keystone Investments is a private corporation predominantly owned by current and former members of management of Keystone and its affiliates. The shares of Keystone Investments common stock beneficially owned by management are held in a number of voting trusts, the trustees of which are George S. Bissell, Albert H. Elfner, III, Edward F. Godfrey, Ralph J. Spuehler, Jr. and Rosemary D. Van Antwerp. Keystone Investments provides accounting, bookkeeping, legal, personnel, and general corporate services to Keystone Management, Keystone, their affiliates, and the Keystone Investments Family of Funds.

     Pursuant to the Advisory Agreement, Keystone receives for its services an annual fee equal to 85% of the management fee received by Keystone Management under the Management Agreement.

     Keystone Investments has recently entered into an Agreement and Plan of Acquisition and Merger with First Union Corporation ("First Union"), pursuant to which Keystone Investments will be merged with and into a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB-NC")(the "Merger"). The surviving corporation will assume the name "Keystone Investments, Inc." Subject to a number of conditions being met, it is currently anticipated that the Merger will take place on or around December 11, 1996. Thereafter, Keystone Investments, Inc. would be a subsidiary of FUNB-NC.

     If consummated, the Merger will be deemed to cause an assignment, within the meaning of the 1940 Act, of both the Management Agreement and the Advisory Agreement. Consequently, the completion of the Merger is contingent upon, among other things, the approval of the Fund's shareholders of a new investment advisory and management agreement between the Fund and Keystone (the "New Advisory Agreement"). The Fund's Trustees have approved the terms of the New Advisory Agreement, subject to the approval of shareholders and the completion of the Merger, and have called a special meeting of shareholders to, among other things, obtain their approval of the New Advisory Agreement. The meeting is expected to be held in December 1996. The proposed New Advisory Agreement has terms, including fees payable thereunder, that are substantively identical to those in the current agreements.



                              TRUSTEES AND OFFICERS


     Trustees and officers of the Fund, their principal occupations and some of their affiliations over the last five years are as follows:

*ALBERT H. ELFNER, III: President, Chief Executive Officer and Trustee of the
     Fund; Chairman of the Board, President and Chief Executive Officer of Keystone Investments, Keystone, Keystone Management and Keystone Software, Inc. ("Keystone Software"); President, Chief Executive Officer and Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman of the Board and Director of Keystone Institutional Company, Inc. ("Keystone Institutional")and Keystone Fixed Income Advisors ("KFIA"); Director and President of Keystone Asset Corporation, Keystone Capital Corporation and Keystone Trust Company; Director of the Principal Underwriter, Keystone Investor Resource Center, Inc. ("KIRC"), and Fiduciary Investment Company, Inc. ("FICO"); Director of Boston Children's Services Association; Trustee of Anatolia College, Middlesex School, and Middlebury College; Member, Board of Governors, New England Medical Center; former Director and President of Hartwell Keystone Advisers, Inc. ("Hartwell Keystone"); former Director and Vice President, Robert Van Partners, Inc.; and former Trustee of Neworld Bank.

FREDERICK AMLING: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Professor, Finance Department, George Washington University; President, Amling & Company (investment advice); and former Member, Board of Advisers, Credito Emilano (banking).

CHARLES A. AUSTIN III: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Investment Counselor to Appleton Partners, Inc.; and former Managing Director, Seaward Management Corporation (investment advice).

*GEORGE S. BISSELL: Chairman of the Board and Trustee of the Fund; Chairman of the Board and Trustee or Director of all other funds in the Keystone Investments Family of Funds; Director of Keystone Investments; Chairman of the Board and Trustee of Anatolia College; Trustee of University Hospital (and Chairman of its Investment Committee); former Director and Chairman of the Board of Hartwell Keystone; and former Chairman of the Board and Chief Executive Officer of Keystone Investments.

EDWIN D. CAMPBELL: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Principal, Padanaram Associates, Inc.; and former Executive Di rector, Coalition of Essential Schools, Brown University.

CHARLES F. CHAPIN: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; and former Director, Peoples Bank (Charlotte, NC).

K. DUN GIFFORD: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Trustee, Treasurer, and Chairman of the Finance Committee, Cambridge College; Chairman Emeritus and Director, American Institute of Food and Wine; Chairman and President, Oldways Preservation and Exchange Trust (education); Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company; former Managing Partner, Roscommon Capital Corp.; former Chief Executive Officer, Gifford Gifts of Fine Foods; former Chairman, Gifford, Drescher & Associates (environmental consulting); and former Director, Keystone Investments and Keystone.

LEROY KEITH, JR.: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman of the Board and Chief Executive Officer, Carson Products Company; Director of Phoenix Total Return Fund and Equifax, Inc.; Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; and former President, Morehouse College.

F. RAY KEYSER, JR.: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman and Of Counsel, Keyser, Crowley, Meub, Layden, Kulig & Sullivan P.C.; Member, Governor's
     (VT) Council of Economic Advisers; Chairman of the Board and Director, Central Vermont Public Service Corporation and Lahey Hitchcock Clinic; Director, Vermont Yankee Nuclear Power Corporation, Grand Trunk Corporation, Grand Trunk Western Railroad, Union Mutual Fire Insurance Company, New England Guaranty Insurance Company, Inc., and the Investment Company Institute; former Director and President, Associated Industries of Vermont; former Director of Keystone, Central Vermont Railway, Inc., S.K.I. Ltd., and Arrow Financial Corp.; and former Director and Chairman of the Board, Hitchcock Clinic, Proctor Bank, and Green Mountain Bank.

DAVID M. RICHARDSON: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Vice Chair and former Executive Vice President, DHR Interna tional, Inc. (executive recruitment); former Senior Vice President, Boyden International Inc. (executive recruitment); and Director, Commerce and Industry Association of New Jersey, 411 International, Inc., and J & M Cumming Paper Co.

RICHARD J. SHIMA: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Chairman, Environmental

     Warranty, Inc. (insurance agency); Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Director of Connecticut Natural Gas Corporation, Hartford Hospital, Old State House Association, Middlesex Mutual Assurance Company, and Enhance Financial Services, Inc.; Chairman, Board of Trustees, Hartford Graduate Center; Trustee, Greater Hartford YMCA; former Director, Vice Chairman and Chief Investment Officer, The Travelers Corporation; former Trustee, Kingswood-Oxford School; and former Managing Director and Consultant, Russell Miller, Inc.

ANDREW J. SIMONS: Trustee of the Fund; Trustee or Director of all other funds in the Keystone Investments Family of Funds; Partner, Farrell, Fritz, Caemmerer, Cleary, Barnosky & Armentano, P.C.; Adjunct Professor of Law and former Associate Dean, St. John's University School of Law; Adjunct Professor of Law, Touro College School of Law; and former President, Nassau County Bar Association.

EDWARD F. GODFREY: Senior Vice President of the Fund; Senior Vice President of all other funds in the Keystone Investments Family of Funds; Director, Senior Vice President, Chief Financial Officer, and Treasurer of Keystone Investments, the Principal Underwriter, Keystone Asset Corporation, Keystone Capital Corporation, and Keystone Trust Company; Treasurer of Keystone Institutional and FICO; Treasurer and Director of Keystone Management and Keystone Software; Vice President and Treasurer of KFIA; Director of KIRC; former Treasurer and Director of Hartwell Keystone; and former Treasurer of Robert Van Partners, Inc.

JAMES R. McCALL: Senior Vice President of the Fund; Senior Vice President of all other funds in the Keystone Investments Family of Funds; and President of Keystone.

J. KEVIN KENELY: Treasurer of the Fund; Treasurer of all other funds in the Keystone Investments Family of Funds; Vice President and former Controller of Keystone Investments, Keystone, the Principal Underwriter, FICO, and Keystone Software; and former Controller of Keystone Asset Corporation and Keystone Capital Corporation.

ROSEMARY D. VAN ANTWERP: Senior Vice President and Secretary of  the Fund;
     Senior Vice President and Secretary of all other funds in the Keystone Investments Family of Funds; Senior Vice President, General Counsel, and Secretary of Keystone; Senior Vice President, General Counsel, Secretary, and Director of the Principal Underwriter, Keystone Management, and Keystone Software; Senior Vice President and General Counsel of Keystone Institutional; Senior Vice President, General Counsel, and Director of FICO and KIRC; Vice President and Secretary of KFIA; Senior Vice President, General Counsel, and Secretary of Keystone Investments, Keystone Asset Corporation, Keystone Capital Corporation, and Keystone Trust Company; and former Senior Vice President and Secretary of Hartwell Keystone and Robert Van Partners, Inc.

DONALD C. DATES: Vice President of the Fund; Vice President of certain other funds in the Keystone Investments Family of Funds; and Senior Vice President of Keystone.

MAUREEN E. CULLINANE: Vice President of the Fund; Vice President of certain other funds in the Keystone Investments Family of Funds; and Senior Vice President of Keystone.

WALTER T. McCORMICK: Vice President of the Fund; Vice President of certain other Keystone funds in the Keystone Investments Family of Funds; and Senior Vice President of Keystone.

     * This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.

     Mr. Elfner and Mr. Bissell are "interested persons" of the Fund by virtue of their positions as officers and/or Directors of Keystone Investments and several of its affiliates including Keystone, the Principal Underwriter and KIRC. Mr. Elfner and Mr. Bissell own shares of Keystone Investments. Mr. Elfner is Chairman of the Board, Chief Executive Officer and Director of Keystone Investments. Mr. Bissell is a Director of Keystone Investments.

     During the fiscal year ended August 31, 1996, no Trustee affiliated with Keystone or any officer received any direct remuneration from the Fund. Annual retainers and meeting fees paid by all funds in the Keystone Investments Family of Funds (which includes over 30 mutual funds) for the calendar year ended December 31, 1995, totaled approximately $450,716. On November 30, 1996, the Fund's Trustees and officers beneficially owned less than 1% of the Fund's then outstanding shares.

     The address of all the Fund's Trustees and officers and the address of the Fund is 200 Berkeley Street, Boston, Massachusetts 02116-5034.



                              PRINCIPAL UNDERWRITER


     The Fund has entered into a Principal Underwriting Agreement with the Principal Underwriter (the "Underwriting Agreement"). The Principal Underwriter is a Delaware corporation wholly-owned by Keystone.

     The Principal Underwriter, as agent, has agreed to use its best efforts to find purchasers for the shares. The Principal Underwriter may retain and employ representatives to promote distribution of the shares and may obtain orders from broker-dealers and others, acting as principals, for sales of shares to them. The Underwriting Agreement provides that the Principal Underwriter will bear the expense of preparing, printing, and distributing advertising and sales literature and prospectuses used by it. In its capacity as principal underwriter, the Principal Underwriter may receive payments from the Fund pursuant to the Fund's Distribution Plan.

     The Underwriting Agreement provides that it will remain in effect as long as its terms and continuance are approved annually by (i) a vote of a majority of the Fund's Independent Trustees cast in person at a meeting called for that purpose and (ii) vote of a majority of Trustees or by vote of a majority of the outstanding shares.

     The Underwriting Agreement may be terminated, without penalty, on 60 days' written notice by the Board of Trustees or by a vote of a majority of outstanding shares. The Underwriting Agreement will terminate automatically upon its "assignment," as that term is defined in the 1940 Act.

     From time to time, if in the Principal Underwriter's judgment it could benefit the sales of Fund shares, the Principal Underwriter may provide to selected dealers promotional materials and selling aids, including, but not limited to, personal computers, related software and Fund data files.

     In addition to an assignment of the Fund's Management Agreement and Advisory Agreement, the Merger, if consummated, will also be deemed to cause an assignment, as defined by the 1940 Act, of the Underwriting Agreement. As a result, the Fund's Trustees have approved the following agreements, subject to the Merger's completion: (i) a principal underwriting agreement between Evergreen Funds Distributor, Inc. ("EFD") and the Fund; (ii) a marketing services agreement between the Principal Underwriter and EFD with respect to the

Fund; and (iii) a subadministration agreement between Keystone and Furman Selz, LLC ("Furman Selz") with respect to the Fund. EFD is a wholly-owned subsidiary of Furman Selz. It is currently anticipated that on or about January 2, 1997, Furman Selz will transfer EFD, and Furman Selz's related services, to BISYS Group, Inc. ("BISYS") (the "Transfer"). The Fund's Trustees have also approved, subject to completion of the Transfer, (i) a new principal underwriting agreement between EFD and the Fund; (ii) a new marketing services agreement between the Principal Underwriter and EFD with respect to the Fund; and (iii) a subadministration agreement between Keystone and BISYS with respect to the Fund. The terms of such agreements will be substantively identical to the terms of the agreements to be executed upon completion of the Merger.



                                    BROKERAGE


     It is Keystone's policy, in effecting transactions for the Fund in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker-dealer involves a number of considerations, including, without limitation, the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other costs paid; the efficiency with which the transaction is effected; the broker's ability to effect the transaction at all where a large block is involved; the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are weighed by management in determining the overall reasonableness of brokerage commissions paid.

     Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, such as analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Fund, Keystone Management, or Keystone is considered to be in addition to, and not in lieu of, services required to be performed by Keystone Management under the Management Agreement or Keystone under the Advisory Agreement. The cost, value, and specific application of such information are indeterminable and cannot be practically allocated among the Fund and other clients of Keystone Management or Keystone who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions effected for such other clients. Under the Management Agreement and the Advisory Agreement, Keystone Management and Keystone are permitted to pay higher brokerage commissions for brokerage and research services in accordance with
Section 28(e) of the Securities Exchange Act of 1934. In the event Keystone Management and Keystone do follow such a practice, they will do so on a basis that is fair and equitable to the Fund.

     The Fund expects that purchases and sales of securities usually will be effected through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Where transactions are made in the over- the-counter market, the Fund will deal with primary market makers unless more favorable prices are otherwise obtainable.

     The Fund may participate, if and when practicable, in group bidding for the direct purchase from an issuer of certain securities for the Fund's portfolio thereby taking advantage of the lower purchase price available to members of such a group.

     Neither Keystone Management, Keystone, nor the Fund intend to place securities transactions with any particular broker-dealer or group thereof. The Fund's Board of Trustees, however, has determined that the Fund may consider sales of shares as a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution, including best price, described above.

     The Fund's Board of Trustees periodically reviews the Fund's brokerage policy. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified, or eliminated.

     Investment decisions for the Fund are made independently by Keystone Management or Keystone from those of the other funds and investment accounts managed by Keystone Management or Keystone. It may frequently develop that the same investment decision is made for more than one fund. Simultaneous transactions are inevitable when the same security is suitable for the investment objective of more than one account. When two or more funds or accounts are engaged in the purchase or sale of the same security, the transactions are allocated as to amount in accordance with a formula that is equitable to each fund or account. Although, in some cases, this system could have a detrimental effect on the price or volume of the Fund's portfolio securities, the Fund believes that, in other cases, the ability of the Fund to participate in volume transactions will produce better executions.

     In no instance are portfolio securities purchased from or sold to Keystone Management, Keystone, the Principal Underwriter or any of their affiliated persons, as defined in the 1940 Act.




                                    EXPENSES


INVESTMENT ADVISORY FEES

     For each of the Fund's last fiscal year, the table below lists the total dollar amounts paid by (1) the Fund to Keystone Management for services rendered under the Management Agreement and (2) by Keystone Management to Keystone for services rendered under the Advisory Agreement. For more information, see "Investment Manager and Investment Adviser."


                                         Percent of Fund's
                    Fee Paid to Keystone Average Net Assets  Fee Paid to
                    Management under     Represented by      Keystone under
Fiscal Year Ended   the Management       Keystone            the Advisory
August 31,          Agreement            Management's Fee    Agreement
------------------  -------------------- ------------------- --------------
1996                $1,492,757           O.67%               $1,268,843
1995                $1,318,897           0.68%               $1,121,062
1994                $1,453,310           0.67%               $1,235,313

DISTRIBUTION PLAN EXPENSES

     For the fiscal year ended August 31, 1996, the Fund paid $1,738,556 to the Principal Underwriter under its Distribution Plan. For more information, see "Distribution Plan."


UNDERWRITING COMMISSIONS

     For each of the Fund's last three fiscal years, the table below lists the aggregate dollar amounts of underwriting commissions (front-end sales charges, plus distribution fees, plus CDSCs) paid with respect to the public distribution of the Fund's shares. The table also indicates the aggregate dollar amount of underwriting commissions retained by the Principal Underwriter. For more information, see "Principal Underwriter" and "Sales Charges."


                                                 Aggregate Dollar Amount of
                                                 Underwriting Commissions
Fiscal Year Ended   Aggregate Dollar Amount of   Retained by the Principal
August 31,          Underwriting Commissions     Underwriter
------------------  ---------------------------- --------------------------
1996                $1,415,505                   $334,606
1995                $1,083,702                   $629,377
1994                $1,865,658                   $1,215,476


BROKERAGE COMMISSIONS

     Listed below are the aggregate dollar amounts paid by the Fund in brokerage commissions for each of the last three fiscal years. For more information, see "Brokerage."


For the Fiscal Year               Aggregate Dollar Amount of
Ended August 31,                  Brokerage Commissions Paid
----------------------------      -----------------------------------------
1996                              $684,496
1995                              $621,829
1994                              $345,941



                 STANDARDIZED TOTAL RETURN AND YIELD QUOTATIONS


     Total return quotations for the Fund as they may appear from time to time in advertisements are calculated by finding the average annual compounded rates of return over one, five, and ten year periods on a hypothetical $1,000 investment that would equate the initial amount invested to the ending redeemable value. To the initial investment all dividends and distributions are added, and all recurring fees charged to all shareholder accounts are deducted. The ending redeemable value assumes a complete redemption at the end of the one, five, or ten year periods.

     The cumulative total returns of the Fund for the one, five, and ten year periods ended August 31, 1996 were 14.31% (including CDSC), 52.17%, and 148.86%, respectively. The compounded average annual rates of return for the one, five, and ten year periods ended August 31, 1996 were 14.31% (including CDSC), 8.76%, and 9.55%, respectively.

     Current yield quotations as they may appear from time to time in advertisements will consist of a quotation based on a 30-day period ended on the date of the most recent balance sheet of the Fund, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the base period. The Fund does not presently intend to advertise current yield.



                             ADDITIONAL INFORMATION


     State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Fund (the "Custodian"). The Custodian may hold securities of some foreign issuers outside the U.S. The Custodian performs no investment management functions for the Fund, but in addition to its custodial services, is responsible for accounting and related recordkeeping on behalf of the Fund.

     KPMG Peat Marwick LLP, located at 99 High Street, Boston, Massachusetts 02110, Certified Public Accountants, are the Fund's independent auditors.

     KIRC, located at 200 Berkeley Street, Boston, Massachusetts 02116-5034, is a wholly-owned subsidiary of Keystone, and acts as transfer agent and dividend disbursing agent for the Fund.

     To the best of the Fund's knowledge, there were no shareholders who owned 5% or more of the Fund's outstanding shares on November 30, 1996.

     Except as otherwise stated in its prospectus or required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

     If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself, however, under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to the lesser of $250,000 or 1% of the Fund's net assets in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share and would, to the extent permitted by law, be readily marketable. Shareholders receiving such securities would incur brokerage costs upon the securities' sale.

     No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this statement of additional information or in supplemental sales literature issued by the Fund or the Principal Underwriter, and no person is entitled to rely on any information or representation not contained therein.

     The Fund's prospectus and this statement of additional information omit certain information contained in the registration statement filed with the

Commission, which may be obtained from the Commission's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the Commission.



                              FINANCIAL STATEMENTS



     The following financial statements of the Fund are incorporated by reference herein from the Fund's Annual Report, as filed with the Commission:

     Schedule of Investments as of August 31, 1996;

     Financial Highlights for each of the years in the ten-year period ended August 31, 1996;

     Statement of Assets and Liabilities as of August 31, 1996;

     Statement of Operations for the year ended August 31, 1996;

     Statements of Changes in Net Assets for each of the years in the two-year period ended August 31, 1996;

     Notes to Financial Statements; and

     Independent Auditors' Report dated September 27, 1996.

     A copy of the Fund's Annual report will be furnished upon request and without charge. Requests may be made in writing to KIRC, P.O. Box 2121, Boston, Massachusetts 02106-2121, or by calling KIRC toll free at 1-800-343-2898.

-------------------------------------------------------------------------------


                                    APPENDIX

-------------------------------------------------------------------------------


                       COMMON AND PREFERRED STOCK RATINGS

S&P'S Earnings and Dividend Rankings for Common Stock

     Because the investment process involves assessment of various factors, such as product and industry position, corporate resources and financial policy, with results that make some common stocks more highly esteemed than others, Standard & Poor's Corporation ("S&P") believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a consid-erable bearing on relative quality. S&P rankings, however, do not reflect all of the factors, tangible or intangible, that bear on stock quality.

     Growth and stability of earnings and dividends are deemed key elements in establishing S&P earnings and dividend rankings for common stocks, which capsulize the nature of this record in a single symbol.

     S&P has established a computerized scoring system based on pershare earnings and dividend records of the most recent ten years, a period deemed long enough to measure a company's performance under varying economic conditions. S&P measures growth, stability within the trend line and cyclicality. The ranking system also makes allowances for company size, since large companies have certain inherent advantages over small ones. From these, scores for earnings and dividends are determined.

     The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample which is reviewed and sometimes modified with the following ladder of rankings:

A+       Highest            B+      Average           C       Lowest
A        High               B       Below Average     D       In Reorganization
A-       Above Average      B-      Lower

     S&P believes its rankings are not a forecast of future market price performance, but are basically an appraisal of past performance of earnings and dividends, and relative current standing.

Moody's Common Stock Rankings

     Moody's Investors Service ("Moody's") presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented includes: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (i) a ten year comparative statistical analysis.

     This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently, and what its future performance prospects appear to be.

     These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings, and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position. Evaluation is represented by the following grades:

         (1)      High Grade
         (2)      Investment Grade
         (3)      Medium Grade
         (4)      Speculative Grade

Moody's Preferred Stock Ratings

     Preferred stock ratings and their definitions are as follows:

     1. aaa: An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     2. aa: An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well-maintained in the foreseeable future.

     3. a: An issue that is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     4. baa: An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     5. ba: An issue that is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     6. b: An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     7. caa: An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     8. ca: An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     9. c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


                             CORPORATE BOND RATINGS

S&P Corporate Bond Ratings

     An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

     The ratings are based, in varying degrees, on the following considerations:

     a. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     b. Nature of and provisions of the obligation; and

     c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from "AA" to "A" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     Bond ratings are as follows:

     1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

     3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     5. BB, B, CCC, CC and C - Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Corporate Bond Ratings

     Moody's ratings are as follows:

     1. Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments *I903*are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     2. Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     3. A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     4. Baa - Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     5. Ba - Bonds that are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     6. B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                              LIMITED PARTNERSHIPS

     The Fund may invest in limited and master limited partnerships. A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development and other projects.

     For an organization classified as a partnership under the Internal Revenue Code, each item of income, gain, loss, deduction and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid taxation and to pass through income to the holder of the partnership unit at lower individual rates.

     A master limited partnership is a publicly traded limited partnership. The partnership units are registered with the Securities and Exchange Commission and are freely exchanged on a securities exchange or in the over-the-counter market.


                            MONEY MARKET INSTRUMENTS

     The Fund's investments in commercial paper are limited to those rated A-1 by S&P, Prime-1 by Moody's or F-1 by Fitch Investors Service, Inc. These ratings and other money market instruments are described as follows:

Commercial Paper Ratings

     Commercial paper rated A-1 by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

     The rating F-1 is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity;

(2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity; (7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1.

United States Government Securities

     Securities issued or guaranteed by the United States ("U.S.") Government include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. Treasury bills have maturities of one year or less. Treasury notes have maturities of one to ten years, and Treasury bonds generally have maturities of greater than ten years at the date of issuance.

     Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include direct obligations of the U.S. Treasury and securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, The Tennessee Valley Authority, District of Columbia Armory Board and Federal National Mortgage Association.

     Some obligations of U.S. Government agencies and instrumentalities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S.; others, such as securities of Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in the securities issued by such an instrumentality only when Keystone determines that the credit risk with respect to the instrumentality does not make its securities unsuitable investments. U.S. Government securities will not include international agencies or instrumentalities in which the U.S. Government, its agencies or instrumentalities participate, such as the World Bank, the Asian Development Bank or the InterAmerican Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

Certificates of Deposit

     Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity.

     Certificates of deposit will be limited to U.S. dollar-denominated certificates of U.S. banks, including their branches abroad, which are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and of U.S. branches of foreign banks, each of which have total deposits at the time of purchase in excess of $1 billion as of the date of their most recently published financial statements.

     The Fund will not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S.banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

Bankers' Acceptances

     Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Athough maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.


                              OPTIONS TRANSACTIONS

     The Fund is authorized to write (i.e., sell) covered call options and to purchase call options to close out covered call options previously written. A call option obligates a writer to sell, and gives a purchaser the right to buy, the underlying security at the stated exercise price at any time until the stated expiration date.

     The Fund will only write call options which are covered, which means that the Fund will own the underlying security (or other securities, such as convertible securities, which are acceptable for escrow) when it writes the call option and until the Fund's obligation to sell the underlying security is extinguished by exercise or expiration of the call option or the purchase of a call option covering the same underlying security and having the same exercise price and expiration date. The Fund will receive a premium for writing a call option, but will give up, until the expiration date, the opportunity to profit from an increase in the underlying security's price above the exercise price. The Fund will retain the risk of loss from a decrease in the price of the underlying security. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked options which the Fund will not do) but capable of enhancing the Fund's total return.

     The premium received by the Fund for writing a covered call option will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time as of which the net asset value per share of the Fund is computed (the close of the New York Stock Exchange), or, in the absence of such sale, at the latest bid quotation. The liability will be extinguished upon expiration of the option, the purchase of an identical option in a closing transaction or delivery of the underlying security upon exercise of the option.

     Many options are traded on registered securities exchanges. Options traded on such exchanges are issued by the Options Clearing Corporation, a clearing corporation which assumes responsibility for the completion of options transactions.

     The Fund will purchase call options only to close out a covered call option it has written. When it appears that a covered call option written by the Fund is likely to be exercised, the Fund may consider it appropriate to avoid having to sell the underlying security. Or, the Fund may wish to extinguish a covered call option which it has written in order to be free to sell the underlying security to realize a profit on the previously written call option or to write another covered call option on the underlying security. In all such instances, the Fund can close out the previously written call option by purchasing a call option on the same underlying security with the same exercise price and expiration date. (The Fund may, under certain circumstances, also be able to transfer a previously written call option.) The Fund will realize a short-term capital gain if the amount paid to purchase the call option plus transaction costs is less than the premium received for writing the covered call option. The Fund will realize a short-term capital loss if the amount paid to purchase the call option plus transaction costs is greater than the premium received for writing the covered call option.

     A previously written call option can be closed out by purchasing an identical call option only in a secondary market for the call option. Although the Fund will generally write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time, and for some options no secondary market may exist. In such event it might not be possible to effect a closing transaction in a particular option. If the Fund as a covered call option writer is unable to effect a closing purchase transaction, it will not be able to sell the underlying securities until the option expires or it delivers the underlying securities upon exercise.

     If a substantial number of the call options written by the Fund are exercised, the Fund's rate of portfolio turnover may exceed historical levels. This would result in higher transaction costs, including brokerage commissions. The Fund will pay brokerage commissions in connection with the writing of covered call options and the purchase of call options to close out previously written options. Such brokerage commissions are normally higher than those applicable to purchases and sales of portfolio securities.

     In the past the Fund has qualified for, and elected to receive, the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code. Although the Fund intends to continue to qualify for such tax treatment, in order to do so it must, among other things, derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months. Because of this, the Fund may be restricted in the writing of call options where the underlying securities have been held less than three months, in the writing of covered call options which expire in less than three months, and in effecting closing purchases with respect to options which were written less than three months earlier. As a result, the Fund may elect to forego otherwise favorable investment opportunities and may elect to avoid or delay effecting closing purchases or selling portfolio securities, with the risk that a potential loss may be increased or a potential gain may be reduced or turned into a loss.

     Under the Internal Revenue Code of 1954, as amended, gain or loss attributable to a closing transaction and premiums received by the Fund for writing a covered call option which is not exercised may constitute short-term capital gain or loss. Under provisions of the Tax Reform Act of 1986, effective for taxable years beginning after October 22, 1986, a gain on an option transaction which qualifies as a "designated hedge" transaction under Treasury regulations may be offset by realized or unrealized losses on such designated transaction. The netting of gain against such losses could result in a reduction in gross income from options transactions for purposes of the 30 percent test.


               FUTURES CONTRACTS AND RELATED OPTIONS TRANSACTIONS

     The Fund intends to enter into currency and other financial futures contracts as a hedge against changes in prevailing levels of interest or currency exchange rates to seek relative stability of principal and to establish more definitely the effective return on securities held or intended to be acquired by the Fund or as a hedge against changes in the prices of securities or currencies held by the Fund or to be acquired by the Fund. The Fund's hedging may include sales of futures as an offset against the effect of expected increases in interest or currency exchange rates or securities prices and purchases of futures as an offset against the effect of expected declines in interest or currency exchange rates.

     For example, when the Fund anticipates a significant market or market sector advance, it will purchase a stock index futures contract as a hedge against not participating in such advance at a time when the Fund is not fully invested. The purchase of a futures contract serves as a temporary substitute for the purchase of individual securities which may then be purchased in an orderly fashion. As such purchases are made, an equivalent amount of index based futures contracts would be terminated by offsetting sales. In contrast, the Fund would sell stock index futures contracts in anticipation of or in a general market or market sector decline that may adversely affect the market value of the Fund's portfolio. To the extent that the Fund's portfolio changes in value in correlation with a given index, the sale of futures contracts on that index would substantially reduce the risk to the portfolio of a market decline or change in interest rates, and, by so doing, provide an alternative to the liquidation of the Fund's securities positions and the resulting transaction costs.

     The Fund intends to engage in options transactions on futures contracts which are related to currency and other financial futures contracts for hedging purposes and in connection with the hedging strategies described above.

     Although techniques other than sales and purchases of futures contracts and related options transactions could be used to reduce the Fund's exposure to interest rate and/or market fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts and related options transactions. While the Fund does not intend to take delivery of the instruments underlying futures contracts it holds, the Fund does not intend to engage in such futures contracts for speculation.

Futures Contracts

     Futures contracts are transactions in the commodities markets rather than in the securities markets. A futures contract creates an obligation by the seller to deliver to the buyer the commodity specified in the contract at a specified future time for a specified price. The futures contract creates an obligation by the buyer to accept delivery from the seller of the commodity specified at the specified future time for the specified price. In contrast, a spot transaction creates an immediate obligation for the seller to deliver and the buyer to accept delivery of and pay for an identified commodity. In general, futures contracts involve transactions in fungible goods such as wheat, coffee and soybeans. However, in the last decade an increasing number of futures contracts have been developed which specify currencies, financial instruments or financially based indexes as the underlying commodity.

     U.S. futures contracts are traded only on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the U.S. are The Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the International Monetary Market (a division of the Chicago Mercantile Exchange), the New York Futures Exchange and the Kansas City Board of Trade. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin. A futures commission merchant ("Broker") effects each transaction in connection with futures contracts for a commission. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC") and National Futures Association ("NFA").

Interest Rate Futures Contracts

     The sale of an interest rate futures contract creates an obligation by the Fund, as seller, to deliver the type of financial instrument specified in the contract at a specified future time for a specified price. The purchase of an interest rate futures contract creates an obligation by the Fund, as purchaser, to accept delivery of the type of financial instrument specified at a specified future time for a specified price. The specific securities delivered or accepted, respectively, at settlement date, are not determined until at or near that date. The determinaion is in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Currently, interest rate futures contracts can be purchased or sold on 90-day U.S. Treasury bills, U.S. Treasury bonds, U.S. Treasury notes with maturities between 6 1/2 and 10 years, Government National Mortgage Association ("GNMA") certificates, 90-day domestic bank certificates of deposit, 90- day commercial paper, and 90-day Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates, and $1,000,000 for the other designated contracts. While U.S. Treasury bonds, U.S. Treasury bills and U.S. Treasury notes are backed by the full faith and credit of the U.S. government and GNMA certificates are guaranteed by a U.S. government agency, the futures contracts in U.S. government securities are not obligations of the U.S. Treasury.

Index Based Futures Contracts

Stock Index Futures Contracts

     A stock index assigns relative values to the common stocks included in the index. The index fluctuates with changes in the market values of the common stocks so included. A stock index futures contract is a bilateral agreement by which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the closing value of the stock index on the expiration date of the contract and the price at which the futures contract is originally made. No physical delivery of the underlying stocks in the index is made.

     Currently, stock index futures contracts can be purchased or sold on the Standard and Poor's Corporation ("S&P") Index of 500 Stocks, the S&P Index of 100 Stocks, the New York Stock Exchange Composite Index, the Value Line Index and the Major Market Index. It is expected that futures contracts trading in additional stock indices will be authorized. The standard contract size is $500 times the value of the index.

     The Fund does not believe that differences between existing stock indexes will create any differences in the price movements of the stock index futures contracts in relation to the movements in such indices. However, such differences in the indices may result in differences in correlation of the futures with movements in the value of the securities being hedged.

Other Index Based Futures Contracts

     It is expected that bond index and other financially based index futures contracts will be developed in the future. It is anticipated that such index based futures contracts will be structured in the same way as stock index futures contracts but will be measured by changes in interest rates, related indexes or other measures, such as the consumer price index. In the event that such futures contracts are developed the Fund will sell interest rate index and other index based futures contracts to hedge against changes which are expected to affect the Fund's portfolio.

     The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, to initiate trading an amount of cash, cash equivalents, money market instruments, or U.S. Tresury bills equal to approximately 1 1/2% (up to 5%) of the contract amount must be deposited by the Fund with the Broker. This amount is known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.

     Subsequent payments, called variation margin, to the Broker and from the Broker, are made on a daily basis as the value of the underlying instrument or index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as mark-to-market. For example, when the Fund has purchased a futures contract and the price of the underlying financial instrument or index has risen, that position will have increased in value and the Fund will receive from the Broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the underlying financial instrument or index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the Broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the Broker, and the Fund realizes a loss or gain.

     The Fund intends to enter into arrangements with its custodian and with Brokers to enable its initial margin and any variation margin to be held in a segregated account by its custodian on behalf of the Broker.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of financial instruments, and index based futures contracts call for the delivery of cash equal to the difference between the closing value of the index on the expiration date of the contract and the price at which the futures contract is originally made, in most cases such futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by an offsetting transaction in which the Fund enters into a futures contract purchase for the same aggregate amount of the specific type of financial instrument or index and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by an offsetting transaction in which the Fund enters into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain. If the purchase price exceeds the offsetting sale price the Fund realizes a loss. The amount of the Fund's gain or loss on any transaction is reduced or increased, respectively, by the amount of any transaction costs incurred by the Fund.

     As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September U.S. Treasury bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September U.S. Treasury bills on the same exchange.

In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase after allowance for transaction costs represents the profit or loss to the Fund.

     There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms.

Options on Currency and Other Financial Futures Contracts

     The Fund intends to purchase call and put options on currency and other financial futures contracts and sell such options to terminate an existing position. Options on currency and other financial futures contracts are similar to options on stocks except that an option on a currency or other financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) rather than to purchase or sell stock, currency or other financial instruments at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. This amount represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and value of the futures contract.

     The Fund intends to use options on currency and other financial futures contracts in connection with hedging strategies. In the future the Fund may use such options for other purposes.

Purchase of Put Options on Futures Contracts

     The purchase of protective put options on commodity futures contracts is analagous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of stocks or debt instruments or a position in the futures contract upon which the put option is based.

Purchase of Call Options on Futures Contracts

     The purchase of a call option on a currency or other financial futures contract represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the underlying financial instrument or index itself, the purchase of a call option may be less risky than the ownership of the interest rate or index based futures contract or the underlying securities. Call options on currency or other financial futures contracts may be purchased to hedge against an interest rate increase or a market advance when the Fund is not fully invested.

Use of New Investment Techniques Involving Currency and Other Financial Futures Contracts or Related Options

     The Fund may employ new investment techniques involving currency and other financial futures contracts and related options. The Fund intends to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

Limitations on Purchase and Sale of Futures Contracts and Related Options on Such Futures Contracts

     The Fund will not enter into a futures contract if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to margin deposits on such futures contracts.

     The Fund intends that its futures contracts and related options transactions will be entered into for traditional hedging purposes. That is, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund does not intend to enter into futures contracts for speculation.

     In instances involving the purchase of futures contracts by the Fund, an amount of cash and cash equivalents, equal to the market value of the futures contracts will be deposited in a segregated account with the Fund's Custodian and/or in a margin account with a Broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

Federal Income Tax Treatment

     For federal income tax purposes, the Fund is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long term and 40% short term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year. The federal income tax treatment of gains or losses from transactions in options on futures is unclear.

     In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income. Any net gain realized from the closing out of futures contracts, for purposes of the90% requirement, will be qualifying income. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. The 1986 Tax Act added a provision which effectively treats both positions in certain hedging transactions as a single transaction for the purpose of the 30% requirement. The provision provides that, in the case of any "designated hedge," increases and decreases in the value of positions of the hedge are to be netted for the purposes of the 30% requirement. However, in certain situations, in order to avoid realizing a gain within a three month period, the Fund may be required to defer the closing out of a contract beyond the time when it would otherwise be advantageous to do so.

Risks of Futures Contracts

     Currency and other financial futures contracts prices are volatile and are influenced, among other things, by changes in stock prices, market conditions, prevailing interest rates and anticipation of future stock prices, market movements or interest rate changes, all of which in turn are affected by economic conditions, such as government fiscal and monetary policies and actions, and national and international political and economic events.

     At best, the correlation between changes in prices of futures contracts and of the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as variations in speculative market demand for futures contracts and for securities, including technical influences in futures contracts trading; differences between the securities being hedged and the financial instruments and indexes underlying the standard futures contracts available for trading, in such respects as interest rate levels, maturities and creditworthiness of issuers, or identities of securities comprising the index and those in the Fund's portfolio. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the original margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of entering into the futures contract, it had invested in the underlying financial instrument. Furthermore, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund will establish a segregated account in connection with its futures contracts which will hold cash or cash equivalents equal in value to the current value of the underlying instruments or indices less the margins on deposit.

     Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks of Options on Futures Contracts

     In addition to the risks described above for currency and other financial futures contracts, there are several special risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. The Fund will not purchase options on any futures contract unless and until it believes that the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with the futures contracts. Compared to the use of futures contracts, the purchase of options on such futures involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund, even though the use of a futures contract would not, such as when there is no movement in the level of the futures contract.


                          FOREIGN CURRENCY TRANSACTIONS

     The Fund may invest in securities of foreign issuers. When the Fund invests in foreign securities they usually will be denominated in foreign currencies and the Fund temporarily may hold funds in foreign currencies. Thus, the Fund's share value will be affected by changes in exchange rates.

Forward Currency Contracts

     As one way of managing exchange rate risk, the Fund may engage in forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). Under the contract, the exchange rate for the transaction (the amount of currency the Fund will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Fund usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Fund also may use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Fund expects a decrease in the value of the currency in which the foreign security is denominated. Although the Fund will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on Keystone's ability to predict accurately the future exchange rate between foreign currencies and the U.S. dollar. The value of the Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rate or exchange control regulations between foreign currencies and the dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

Currency Futures Contracts

     Currency futures contracts are bilateral agreements under which two parties agree to take or make delivery of a specified amount of a currency at a specified future time for a specified price. Trading of currency futures contracts in the U.S. is regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC) and National Futures Association
(NFA). Currently, the only national futures exchange on which currency futures are traded is the International Monetary Market of the Chicago Mercantile Exchange. Foreign currency futures trading is conducted in the same manner and subject to the same regulations as trading in interest rate and index based futures. The Fund intends to engage in currency futures contracts only for hedging purposes, and not for speculation. The Fund may enter into currency futures contracts for other purposes if authorized to do so by the Board. The hedging strategies which will be used by the Fund in connection with foreign currency futures ontracts are similar to those described above for forward foreign currency exchange contracts.

     Currently, currency futures contracts for the British pound Sterling, Canadian dollar, Dutch guilder, Deutsche mark, Japanese yen, Mexican peso, Swiss and French francs can be purchased or sold for U.S. dollars through the International Monetary Market. It is expected that futures contracts trading in additional currencies will be authorized. The standard contract sizes are

L125,000 for the pound, 125,000 for the guilder, mark and Swiss francs, C$100,000 for the Canadian dollar, Y12,500,000 for the yen, and 1,000,000 for the peso. In contrast to Forward Currency Exchange Contracts which can be traded at any time, only four value dates per year are available, the third Wednesday of March, June, September and December.

Foreign Currency Options Transactions

     Foreign currency options (as opposed to futures) are traded in a variety of currencies in both the U.S. and Europe. On the Philadelphia Stock Exchange, for example, contracts for half the size of the corresponding futures contracts on the Chicago Board Options Exchange are traded with up to nine months maturity in Marks, Sterling, Yen, Swiss Francs and Canadian Dollars. Options can be exercised at any time during the contract life and require a deposit subject to normal margin requirements. Since a futures contract must be exercised, the Fund must continually make up the margin balance. As a result, a wrong price move could result in the Fund losing more than the original investment as it cannot walk away from the futures contract as it can an option contract.

     The Fund will purchase call and put options and sell such options to terminate an existing position. Options on foreign currency are similar to options on stocks except that an option on an interest rate and/or index based futures contract gives the purchaser the right, in return for the premium paid, to purchase or sell foreign currency, rather than to purchase or sell stock, at a specified exercise price at any time during the period of the option.

     The Fund intends to use foreign currency option transactions in connection with hedging strategies.

Purchase of Put Options on Foreign Currencies

     The purchase of protective put options on a foreign currency is analagous to the purchase of protective puts on individual stocks, where an absolute level of protection is sought below which no additional economic loss would be incurred by the Fund. Put options may be purchased to hedge a portfolio of foreign stocks or foreign debt instruments or a position in the foreign currency upon which the put option is based.

Purchase of Call Options on Foreign Currencies

     The purchase of a call option on foreign currency represents a means of obtaining temporary exposure to market appreciation at limited risk. It is analogous to the purchase of a call option on an individual stock which can be used as a substitute for a position in the stock itself. Depending on the pricing of the option compared to either the foreign currency upon which it is based, or upon the price of the foreign stock or foreign debt instruments, the purchase of a call option may be less risky than the ownership of the foreign currency or the foreign securities. The Fund would purchase a call option on a foreign currency to hedge against an increase in the foreign currency or a foreign market advance when the Fund is not fully invested.

     The Fund may employ new investment techniques involving forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currencies in order to take advantage of new techniques in these areas which may be developed from time to time and which are consistent with the Fund's investment objective. The Fund believes that no additional techniques have been identified for employment by the Fund in the foreseeable future other than those described above.

Currency Trading Risks

     Currency exchange trading may involve significant risks. The four major types of risk the Fund faces are exchange rate risk, interest rate risk, credit risk and country risk.

Exchange Rate Risk

     Exchange rate risk results from the movement up and down of foreign currency values in response to shifting market supply and demand. When the Fund buys or sells a foreign currency, an exposure called an open position is created. Until the time that position can be "covered" by selling or buying an equivalent amount of the same currency, the Fund is exposed to the risk that the exchange rate might move against it. Since exchange rate changes can readily move in one direction, a position carried overnight or over a number of days involves greater risk than one carried a few minutes or hours. Techniques such as foreign currency forward and futures contracts and options on foreign currency are intended to be used by the Fund to reduce exchange rate risk.

Maturity Gaps and Interest Rate Risk

     Interest rate risk arises whenever there are mismatches or gaps in the maturity structure of the Fund's foreign exchange currency holdings, which is the total of its outstanding spot and forward or futures contracts.

     Foreign currency transactions often involve borrowing short term and lending longer term to benefit from the normal tendency of interest rates to be higher for longer maturities. However in foreign exchange trading, while the maturity pattern of interest rates for one currency is important, it is the differential between interest rates for two currencies that is decisive.

Credit Risk

     Whenever the Fund enters into a foreign exchange contract, it faces a risk, however small, that the counterparty will not perform under the contract. As a result there is a credit risk, although no extension of "credit" is intended. To limit credit risk, the Fund intends to evaluate the creditworthiness of each other party. The Fund does not intend to trade more than 5% of its net assets under foreign exchange contracts with one party.

     Credit risk exists because the Fund's counterparty may be unable or unwilling to fulfill its contractual obligations as a result of bankruptcy or insolvency or when foreign echange controls prohibit payment. In any foreign exchange transaction, each party agrees to deliver a certain amount of currency to the other on a particular date. In establishing its hedges a Fund relies on each contract being completed. If the contract is not performed, then the Fund's hedge is eliminated, and the Fund is exposed to any changes in exchange rates since the contract was originated. To put itself in the same position it would have been in had the contract been performed, the Fund must arrange a new transaction. However, the new transaction may have to be arranged at an adverse exchange rate. The trustee for a bankrupt company may elect to perform those contracts which are advantageous to the company but disclaim those contracts which are disadvantageous, resulting in losses to the Fund.

     Another form of credit risk stems from the time zone differences between the U.S. and foreign nations. If the Fund sells sterling it generally must pay pounds to a counterparty earlier in the day than it will be credited with dollars in New York. In the intervening hours, the buyer can go into bankruptcy or can be declared insolvent. Thus, the dollars may never be credited to the Fund.

Country Risk

     At one time or another, virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Governments take such measures for example to improve control over the domestic banking system or to influence the pattern of receipts and payments between residents and foreigners. In those cases, restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. Occasionally a serious foreign exchange shortage may lead to payment interruptions or debt servicing delays, as well as interference in the exchange market. It has become increasingly difficult to distinguish foreign exchange or credit risk from country risk.

     Changes in regulations or restrictions usually do have an important exchange market impact. Most disruptive are changes in rules which interfere with the normal payments mechanism. If government regulations change and a counterparty is either forbidden to perform or is required to do something extra, then the Fund might be left with an unintended open position or an unintended maturity mismatch. Dealing with such unintended long or short positions could result in unanticipated costs to the Fund.

     Other changes in official regulations influence international investment transactions. If one of the factors affecting the buying or selling of a currency changes, the exchange rate is likely to respond. Changes in such controls often are unpredictable and can create a significant exchange rate response.

     Many major countries have moved toward liberalization of exchange and payments restrictions in recent years or accepted the principle that restrictions should be relaxed. A few industrial countries have moved in the other direction. Important liberalizations were carried out by Switzerland, the United Kingdom and Japan. They dismantled mechanisms for restricting either foreign exchange inflows (Switzerland), outflows (Britain) or elements of both (Japan). By contrast, France and Mexico have recently tightened foreign exchange controls.

     Overall, many exchange markets are still heavily restricted. Several countries limit access to the forward market to companies financing documented export or import transactions in an effort to insulate the market from purely speculative activities. Some of these countries permit local traders to enter into forward contracts with residents but prohibit certain forward transactions with nonresidents. By comparison, other countries have strict controls on exchange transactions by residents, but permit free exchange transactions between local traders and non-residents. A few countries have established tiered markets, funneling commercial transactions through one market and financial transactions through another. Outside the major industrial countries, relatively free foreign exchange markets are rare and control on foreign currency transactions are extensive.

     Another aspect of country risk has to do with the possibility that the Fund may be dealing with a foreign trader whose home country is facing a payments problem. Even though the foreign trader intends to perform on its foreign exchange contracts, the contracts are tied to other external liabilities the country has incurred. As a result performance may be delayed, and can result in unanticipated cost to the Fund. This aspect of country risk is a major element in the Fund's credit judgment as to with whom it will deal and in what amounts.

                     KEYSTONE GROWTH AND INCOME FUND (S-1)


                                     PART C


                               OTHER INFORMATION



Item 24.     Financial Statements and Exhibits


Item 24(a).  Financial Statements

The following financial statements are incorporated by reference to Registrant's 1996 Annual Report, as filed with the Securities and Exchange Commission

Schedule of Investments                           August 31, 1996

Financial Highlights                              For each of the years in the
                                                  ten-year period ended
                                                  August 31, 1996

Statement of Assets and Liabilities               August 31, 1996

Statement of Operations                           Year ended August 31, 1996

Statement of Changes in Net Assets                For each of the years in the
                                                  two-year period ended
                                                  August 31, 1996


Notes to Financial Statements

Independent Auditors' Report                      September 27, 1996



All other schedules are omitted as the required information is inapplicable.

Item 24(b).  Exhibits


(1)  (A) Registrant's Restatement of Trust Agreement ("Trust Agreement")  (1).

     (B) First Amendment to Trust Agreement (2).

(2)  (A) Registrant's By-Laws  (1).

     (B) Amendment to By-Laws  (2).

(3)  Not applicable.

(4)  (A) A specimen of the security issued by the Fund  (3).

     (B) Articles III, V, VI, and VIII to Trust Agreement (1).

     (C) Article 2 to By-Laws  (1).

(5) (A) Investment Management Agreement between Registrant and Keystone Management, Inc. (the "Management Agreement") (1).

     (B) Investment Advisory Agreement between Keystone Management, Inc. and Keystone Investment Management Company (the "Advisory Agreement") (1).

(6) (A) Principal Underwriting Agreement between Registrant and Keystone Investment Distributors Company (the "Principal Underwriting Agreement") (1).

     (B) Form of Dealer Agreement used by Keystone Investment Distributors Company (2).

     (C) Registrant's respective Underwriting Agreements with Kokasai Securities Co., Ltd. and Nomura Securities Co., Ltd. (1).

(7)  Not applicable.

(8) Custodian, Fund Accounting and Recordkeeping Agreement between Registrant and State Street Bank and Trust Company, as amended (1).

(9)  Not applicable.

(10) Opinion and a consent of counsel (2).

(11) Consent of the Independent Auditors Report (2).

(12) Not applicable.

(13) Not applicable.

(14) Copies of forms of model plans used in the establishment of retirement
     plans in connection with which Registrant offers its securities   (4).

(15) Registrant's Distribution Plan adopted pursuant to Rule 12b-1  (1).

(16) Schedules for computation of total return  (2).

(17) Financial Data Schedule  (2).

(18) Not applicable.

(19) Powers of Attorney  (2).

-------------------------------------------

(1) Filed with Post-Effective Amendment No. 93 ("Post-Effective Amendment No. 93") to Registration Statement No. 2-10661/811-98 (the "Registration Statement") and incorporated herein by reference.

(2) Filed herewith.

(3) Filed with Post-Effective Amendment No. 35 to the Registration Statement and incorporated by reference herein.

(4) Filed with Post-Effective Amendment No. 66 to Registration Statement No. 2-10527/811-96 and incorporated by reference herein.


Item 25.          Persons Controlled by or under Common Control with Registrant

                  Not applicable.


Item 26.          Number of Holders of Securities

                                                    Number of Record
                  Title of Class              Holders as of October 31, 1996
                  --------------              --------------------------------

                  Shares of $1.00                     15,821
                  Par Value


Item 27.          Indemnification

         Provisions for the indemnification of the Registrant's Trustees and officers are contained in Article VIII of the Trust Agreement, a copy of which was filed with Post-Effective Amendment No. 93.

         Provisions for the indemnification of Keystone Investment Distributors Company, Registrant's principal underwriter, are contained in Section 9 of the Principal Underwriting Agreement, a copy of which was filed with Post-Effective Amendment No. 93.

         Provisions for the indemnification of Keystone Investment Management Company and Keystone Management, Inc., Registrant's investment adviser and investment manager, respectively, are contained in Section 5 of the Advisory Agreement and Section 6 of the Management Agreement, respectively, copies of which were filed with Post-Effective Amendment No. 93.

         Provisions for the indemnification of Kokasai Securities Co., Ltd. and Nomura Securities Co., Ltd, underwriters for the sale of Registrant's securities in Japan, are contained in Section 11 of Registrant's respective Underwriting Agreements with said entities, copies of which were filed with Post-Effective Amendment No. 93.


Item 28. Business and other Connections of Investment Advisers

         The following tables list the names of the various officers and directors of Keystone Management, Inc. and Keystone Investment Management Company, Registrant's investment manager and adviser, respectively, and their respective positions. For each named individual, the tables list, for at least the past two years, (i) any other organizations (for Keystone Investment Management Company, excluding investment advisory clients) with which the officer and/or director has had or has substantial involvement; and (ii) positions held with such organizations.

        LIST OF OFFICERS AND DIRECTORS OF KEYSTONE MANAGEMENT, INC.


                                    Position with
                                    Keystone                  Other
                                    Management,               Business
Name                                Inc.                      Affiliations
----                                -------------             -------------
Albert H.                           Chairman of               Chairman of the Board,
Elfner, III                          the Board,               Chief Executive Officer,
                                    Chief Execu-              President and Director:
                                    tive Officer,               Keystone Investments, Inc.
                                    President and               Keystone Software, Inc.
                                    Director                    Keystone Asset Corporation
                                                                Keystone Capital Corporation
                                                                Keystone Investments Family of Funds
                                                              Chairman of the Board and Director:
                                                                Keystone Investment Management Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Fixed Income Advisers, Inc.
                                                              President and Director:
                                                                Keystone Trust Company
                                                              Director or Trustee:
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investor Resource Center, Inc.
                                                                Boston Children's Services Association
                                                                Middlesex School
                                                                Middlebury College
                                                              Former Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.

Edward F. Godfrey                  Treasurer and              Senior Vice President,
                                    Director                  Chief Financial Officer, Treasurer and Director:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Former Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Senior Vice President:
                                                                Keystone Investments Family of Funds

Ralph J.                            Director                  President and Director:
Spuehler, Jr.                                                   Keystone Investment Distributors Company
                                                              Chairman and Director:
                                                                Keystone Investor Resource Center, Inc.
                                                                Keystone Investment Management Company
                                                              Senior Vice President and Director:
                                                                Keystone Investments, Inc.
                                                              Treasurer:
                                                                Hartwell Emerging Growth Fund
                                                                Hartwell Growth Fund
                                                              Former President:
                                                                Keystone Management, Inc.
                                                              Former Treasurer:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company

Rosemary D. Van                     Senior Vice               General Counsel, Senior
Antwerp                              President,               Vice President and Secretary:
                                     General Counsel            Keystone Investments, Inc.
                                     and Secretary            Senior Vice President and General Counsel:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Keystone Investor  Resource, Center, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investment Distributors Company
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management,  Inc.
                                                                Keystone Software, Inc.
                                                              Formerly Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.


J. Kevin Kenely                     Vice President            Vice President:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Software, Inc.
                                                               Formerly Vice President and Controller:
                                                                Hartwell Keystone Advisers, Inc.

John D. Rogol                       Vice President            Vice President and Controller:
                                     and Controller             Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Comptroller:
                                                                Keystone Asset Corporation
                                                                Keystone Capital Corporation
                                                              Vice President and Treasurer:
                                                                Keystone Investor Resource Center, Inc.


Michael A. Thomas                   Vice President            Vice President:
                                                                Keystone Investments, Inc.

                       LIST OF OFFICERS AND DIRECTORS OF
                     KEYSTONE INVESTMENT MANAGEMENT COMPANY

                                    Position with
                                    Keystone
                                    Investment
Name                                Management Company        Other Business Affiliations
----                                ------------------        ---------------------------
Albert H.                           Chairman of               Chairman of the Board,
Elfner, III                          the Board,                 Chief Executive Officer,
                                     Chief Executive            President and Director:
                                     Officer,and              Keystone Investments, Inc.
                                     Director                   Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Keystone Asset Corporation
                                                                Keystone Capital Corporation
                                                              Chairman of the Board and Director:
                                                                Keystone Fixed Income Advisers, Inc.
                                                                Keystone Institutional Company, Inc.
                                                              President and Director:
                                                                Keystone Trust Company
                                                              Director or Trustee:
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investment Distributors Company
                                                                Keystone Investor Resource Center, Inc.
                                                                Boston Children's Services Associates
                                                                Middlesex School
                                                                Middlebury College
                                                              Former Trustee or Director:
                                                                Neworld Bank
                                                                Robert Van Partners, Inc.

Philip M. Byrne                     Director                  President and Director:
                                                                Keystone Institutional Company, Inc.
                                                              Senior Vice President:
                                                                Keystone Investments, Inc.

Herbert L.                         Senior Vice                None
Bishop, Jr.                         President

Donald C. Dates                    Senior Vice                None
                                    President

Gilman Gunn                        Senior Vice                None
                                    President

Edward F.                          Director,                  Director, Senior Vice President
Godfrey                             Senior Vice President,    President, Chief Financial Officer and Treasurer:
                                    Treasurer and               Keystone Investments, Inc.
                                    Chief Financial Officer     Keystone Investment Distributors Company
                                                              Treasurer and Director:
                                                                Keystone Management, Inc.
                                                              Treasurer:
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Former Treasurer and Director:
                                                                Hartwell Keystone Advisers, Inc.

James R. McCall                    Director and               None
                                    President

Ralph J.                           Director                   President and Director:
Spuehler, Jr.                                                   Keystone Investment Distributors Company
                                                              Senior Vice President and Director:
                                                                Keystone Investments, Inc.
                                                              Chairman and Director:
                                                                Keystone Investor Resource Center, Inc.
                                                                Keystone Management, Inc.
                                                              Formerly President:
                                                                Keystone Management, Inc.
                                                              Formerly Treasurer:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone America Hartwell Growth Fund, Inc.

Rosemary D.                        Senior Vice                General Counsel, Senior Vice President and Secretary:
Van Antwerp                         President,                  Keystone Investments, Inc.
                                    General Counsel           Senior Vice President and General Counsel:
                                    and Secretary               Keystone Institutional Company, Inc.
                                                              Senior Vice President, General Counsel and Director:
                                                                Keystone Investor Resource Center, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                                Keystone Investment Distributors Company
                                                              Senior Vice President, General Counsel, Director and Secretary:
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                              Former Senior Vice President and Secretary:
                                                                Hartwell Keystone Advisers, Inc.
                                                              Vice President and Secretary:
                                                                Keystone Fixed Income Advisers, Inc.

J. Kevin Kenely                    Vice President             Vice President:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.
                                                              Formerly Controller:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Management Company
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.

John D. Rogol                      Vice President             Vice President and
                                                              Controller:
                                                                Keystone Investments, Inc.
                                                                Keystone Investment Distributors Company
                                                                Keystone Institutional Company, Inc.
                                                                Keystone Management, Inc.
                                                                Keystone Software, Inc.
                                                                Fiduciary Investment Company, Inc.

Robert K.                          Vice President             None
Baumback

Betsy A. Blacher                   Senior Vice                None
                                    President

Francis X. Claro                   Vice President             None

Kristine R.                        Vice President             None
Cloyes

Christopher P.                     Senior Vice                None
Conkey                              President

J. Gary Craven                     Senior Vice                None
                                    President

Richard Cryan                      Senior Vice                None
                                    President

Maureen E.                         Senior Vice                None
Cullinane                           President

Walter T.                          Senior Vice                None
McCormick                           President

George F. Wilkins                  Senior Vice                None
                                    President

John F. Addeo                      Vice President             None

Andrew G. Baldassare               Vice President             None

David S. Benhaim                   Vice President             None

Donald M. Bisson                   Vice President             None

George E. Dlugos                   Vice President             None

Antonio T. Docal                   Vice President             None

Dana E. Erikson                    Vice President             None

Sami J. Karam                      Vice President             None

George J. Kimball                  Vice President             None

JoAnn L. Lyndon                    Vice President             None

John C.                            Vice President             None
Madden, Jr.

Eleanor H. Marsh                   Vice President             None

James D. Medredeff                 Vice President             None

Stanley  M. Niksa                  Vice President             None

Jonathan A. Noonan                 Vice President             None

Robert E. O'Brien                  Vice President             None

Margery C. Parker                  Vice President             None

William H.                         Vice President             None
Parsons

Joyce W. Petkovich                 Vice President             None

Daniel A. Rabasco                  Vice President             None

Harlen R. Sanderling               Vice President             None

Kathy K. Wang                      Vice President             None

Judith A. Warners                  Vice President             None

Mary J. Willis                     Vice President             None

Peter Willis                       Vice President             None

Richard A. Wisentaner              Vice President             None

Cheryle E. Wanble                  Vice President             None

Walter Zagrobski                   Vice President             None

Joseph J.                          Asst. Vice President       None
Decristofaro

Item 29.  Principal Underwriter

     (a) Keystone Investment Distributors Company, the Registrant's principal underwriter, also acts as principal underwriter for the following entities:

          Keystone Quality Fund (B-1)
          Keystone Diversified Bond Fund (B-2)
          Keystone High Income Bond Fund (B-4)
          Keystone Balanced Fund (K-1)
          Keystone Strategic Growth Fund (K-2)
          Keystone Mid-Cap Growth Fund (S-3)
          Keystone Small Company Growth Fund (S-4)
          Keystone Balanced Fund II
          Keystone America Hartwell Emerging Growth Fund, Inc.
          Keystone Capital Preservation and Income Fund
          Keystone Emerging Markets Fund
          Keystone Fund of the Americas
          Keystone Fund for Total Return
          Keystone Global Opportunities Fund
          Keystone Global Resources and Development Fund
          Keystone Government Securities Fund
          Keystone Intermediate Term Bond Fund
          Keystone International Fund Inc.
          Keystone Liquid Trust
          Keystone Omega Fund
          Keystone Precious Metals Holdings, Inc.
          Keystone Small Company Growth Fund II
          Keystone State Tax Free Fund
          Keystone State Tax Free Fund - Series II
          Keystone Strategic Income Fund
          Keystone Tax Free Income Fund
          Keystone Tax Free Fund
          Keystone World Bond Fund

     (b) For information with respect to each officer and director of Registrant's principal underwriter, see the following pages.

                                  Positions with
                                  Keystone Investment        Positions with
Name                              Distributors Company       Registrant
----                              --------------------       --------------

Ralph J. Spuehler*                Director, President        None

Edward F. Godfrey*                Director, Senior Vice      Senior Vice
                                  President, Treasurer       President
                                  and Chief Financial
                                  Officer

Rosemary D. Van Antwerp*          Director, Senior Vice      Senior Vice
                                  President, General         President
                                  Counsel and Secretary      and Secretary

Albert H. Elfner, III*            Director                   President

Charles W. Carr*                  Senior Vice President      None

Peter M. Delehanty*               Senior Vice President      None

J. Kevin Kenely*                  Vice President             None

John D. Rogol*                    Vice President and         None
                                  Controller

C. Kenneth Molander               Divisional Vice            None
8 King Edward Drive               President
Londenderry, NH 03053

William L. Carey, Jr.             Regional Manager and       None
4 Treble Lane                     Vice President
Malvern, PA  19355

John W. Crites                    Regional Manager and       None
2769 Oakland Circle W.            Vice President
Aurora, CO 80014

Richard J. Fish                   Regional Manager and       None
309 West 90th Street              Vice President
New York, NY  10024

Michael E. Gathings               Regional Vice              None
245 Wicklawn Way                  President
Roswell, GA  30076

Paul D. Graffy                    Regional Manager and       None
15509 Janas Drive                 Vice President
Lockport, IL  60441

Robert G. Holz, Jr.               Regional Manager and       None
313 Meadowcrest Drive             President
Richardson, Texas 75080

Todd L. Kobrin                    Regional Manager and       None
20 Iron Gate                      Vice President
Metuchen, NJ 08840

Ralph H. Johnson                  Regional Manager and       None
345 Masters Court, #2             Vice President
Walnut Creek, CA 94598

Paul J. McIntyre                  Regional Manager and       None
118 Main Center #203              Vice President
Northville, MI 48167

Robert P. Muligan*                Regional Manager and       None
                                  Vice President

Alan V. Niemi                     Regional Manager and       None
3511 Grant Street                 Vice President
Lee's Summit, MO  64064

Matthew D. Twomey                 Regional Vice              None
9627 Sparrow Court                President
Ellicott City, MD 21042

Raymond P. Ajemian*               Manager and                None
                                  Vice President

Jonathan I. Cohen*                Vice President             None

Michael S. Festa*                 Vice President             None

Russell A. Haskell*               Vice President             None

Jeffrey M. Landes                 Vice President             None

Joan M. Balchunas*                Assistant Vice             None
                                  President

Julie A. Robinson                 Vice President             None

John M. McAllister*               Vice President             None

Thomas J. Gainey*                 Assistant Vice             None
                                  President

Lyman Jackson*                    Assistant Vice             None
                                  President

Eric S. Jeppson*                  Assistant Vice             None
                                  President

Mark Minnucci*                    Assistant Vice             None
                                  President

Ashley M. Norwood*                Assistant Vice             None
                                  President


* Located at 200 Berkeley Street, Boston, Massachusetts 02116-5034


Item 29(c). - Not applicable


Item 30.          Location of Accounts and Records

                  Keystone Investments, Inc.
                  200 Berkeley Street
                  Boston, Massachusetts 02116-5034

                  State Street Bank and Trust Company
                  1776 Heritage Drive
                  Quincy, Massachusetts 02171

                  Iron Mountain
                  3431 Sharp Slot Road
                  Swansea, Massachusetts  02720


Item 31.          Management Services

                  Not applicable.


Item 32.          Undertakings

                  Upon request and without charge, Registrant hereby undertakes to furnish to each person to whom a copy of the Registrant's prospectus is delivered with a copy of the Registrant's latest annual report to shareholders.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this amendment to its registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston, and The Commonwealth of Massachusetts, on the 6th day of December, 1996.


                                    KEYSTONE GROWTH AND INCOME FUND (S-1)


                                    By:/s/ Rosemary D. Van Antwerp
                                       ---------------------------
                                       Rosemary D. Van Antwerp
                                       General Counsel



Pursuant to the requirements of the Securities Act of 1933, this amendment to Registrant's registration statement has been signed below by the following persons in the capacities indicated on the 6th day of December, 1996.


SIGNATURES                          TITLE
----------                          -----

/s/ George S. Bissell               Chairman of the Board, and Trustee
-------------------------
George S. Bissell*

/s/ Albert H. Elfner, III           Chief Executive Officer, President
-------------------------           and Trustee
Albert H. Elfner, III*

/s/ J. Kevin Kenely                 Treasurer (Principal Financial
-------------------------           and Accounting Officer)
J. Kevin Kenely*



                                   *By: /s/ James M. Wall
                                       --------------------------
                                       James M. Wall**
                                       Attorney-in-Fact

SIGNATURES                    TITLE
----------                    -----

/s/ Frederick Amling          Trustee
-------------------------
Frederick Amling*

/s/ Charles A. Austin, III    Trustee
--------------------------
Charles A. Austin, III*

/s/ Edwin D. Campbell         Trustee
-------------------------
Edwin D. Campbell*

/s/ Charles F. Chapin         Trustee
-------------------------
Charles F. Chapin*

/s/ K. Dun Gifford            Trustee
-------------------------
K. Dun Gifford*

/s/ Leroy Keith, Jr.          Trustee
-------------------------
Leroy Keith, Jr.*

/s/ F. Ray Keyser, Jr.        Trustee
-------------------------
F. Ray Keyser, Jr.*

/s/ David M. Richardson       Trustee
-------------------------
David M. Richardson*

/s/ Richard J. Shima          Trustee
-------------------------
Richard J. Shima*

/s/ Andrew J. Simons          Trustee
-------------------------
Andrew J. Simons*



                             *By: /s/ James M. Wall
                                 ---------------------------
                                 James M. Wall**
                                 Attorney-in-Fact


** James M. Wall, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons and attached hereto as Exhibit 24(b)(19).

                               INDEX TO EXHIBITS

                                                            Page Number
                                                            In Sequential
Exhibit Number           Exhibit                            Numbering System
--------------           -------                            ----------------

       1       (A)       Trust Agreement  (1)
               (B)       First Amendment to
                         Trust Agreement  (2)

       2       (A)       By-Laws  (1)
               (B)       Amendment to By-Laws  (2)

       4       (A)       Specimen Share Certificate  (3)
               (B)       Trust Agreement  (1)
               (C)       By-Laws  (1)

       5       (A)       Management Agreement  (1)
               (B)       Advisory Agreement  (1)

       6       (A)       Principal Underwriting Agreement  (1)
               (B)       Dealer Agreement  (4)
               (C)       Additional Underwriting Agreements  (1)

       8                 Custodian, Fund Accounting and
                           Recordkeeping Agreement, as amended  (1)

       10                Opinion and Consent of Counsel  (2)

       11                Independent Auditors' Consent  (2)

       14                Model Plans  (5)

       15                Distribution Plan  (1)

       16                Performance Data Schedule  (2)

       17                Financial Data Scheduled (filed as Exhibit 27)  (2)

       19                Powers of Attorney  (2)

-----------------

(1) Incorporated herein by reference to Post-Effective Amendment No. 93.

(2) Filed herewith.

(3) Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement.

(4) Incorporated herein by reference to Post-Effective Amendment No. 84 to the Registration Statement.

(5) Incorporated herein by reference to Post-Effective Amendment No. 66 to the Registration Statement No. 2-10527/811-96.